               SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.   20549

                           FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             [X]

     *File No. 333-46922

     Pre-Effective Amendment No.                                    [ ]

     Post-Effective Amendment No.6                                  [X]

                             and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [X]
     File No. 811-10155

     Amendment No. 6                                                [X]

                        (Check appropriate box or boxes.)

                   AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
     _________________________________________________________________
               (Exact Name of Registrant as Specified in Charter)

                     4500 Main Street, Kansas City, MO 64111
     _________________________________________________________________
               (Address of Principal Executive Offices) (Zip Code)

     Registrant's Telephone Number, including Area Code: (816) 531-5575

David C. Tucker, Esq., 4500 Main Street, 9th Floor, Kansas City, MO 64111
       _________________________________________________________________
                     (Name and Address of Agent for Service)

            Approximate Date of Proposed Public Offering:  May 1, 2004
It is proposed that this filing will become effective (check appropriate box)

         [ ] immediately upon filing pursuant to paragraph (b)
         [X] on May 1, 2004 pursuant to paragraph (b)
         [ ] 60 days after filing pursuant to paragraph (a)(1)
         [ ] on (date) pursuant to paragraph (a)(1)
         [ ] 75 days after filing pursuant to paragraph (a)(2)
         [ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:
   [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Your
American Century Investments
prospectus

Class I
VP Inflation Protection Fund

May 1, 2004

THE SECURITIES AND EXCHANGE
COMMISSION HAS NOT APPROVED
OR DISAPPROVED THESE SECURITIES
OR DETERMINED IF THIS PROSPECTUS
IS ACCURATE OR COMPLETE. ANYONE
WHO TELLS YOU OTHERWISE IS
COMMITTING A CRIME.

American Century
Investment Services, Inc.

TABLE OF CONTENTS

AN OVERVIEW OF THE FUND.......................................................X

FUND PERFORMANCE HISTORY                                                      X

FEES AND EXPENSES.............................................................X

OBJECTIVES, STRATEGIES AND RISKS..............................................X

BASICS OF FIXED-INCOME INVESTING..............................................X

MANAGEMENT....................................................................X

SHARE PRICE, DISTRIBUTIONS AND TAXES..........................................X

MULTIPLE CLASS INFORMATION....................................................X

PERFORMANCE INFORMATION OF OTHER CLASS........................................X

               THIS SYMBOL IS USED THROUGHOUT THE BOOK TO HIGHLIGHT  DEFINITIONS
          OF KEY INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

AN OVERVIEW OF THE FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?
VP Inflation  Protection  pursues  long-term  total return using a strategy that seeks to protect against U.S. inflation.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?
The fund invests in DEBT SECURITIES issued by the U.S. government,  its agencies and instrumentalities, and is designed to protect investors from a loss of value due to  inflation.  The fund  also  may  invest  in debt  securities  issued  by corporations  or other  non-U.S.  government  issuers.  The fund is  subject  to moderate interest rate risk and low credit risk. A more detailed  description of the fund's investment strategies and risks begins on page x.

               DEBT SECURITIES INCLUDE  FIXED-INCOME  INVESTMENTS SUCH AS NOTES,
          BONDS, COMMERCIAL PAPER AND U.S. TREASURY SECURITIES.

WHO MAY WANT TO INVEST IN THE FUND?
The fund may be a good investment if you are

o    seeking to protect your investment against inflation

o    seeking diversification by investing in a fixed-income mutual fund

o    comfortable with the fund's other investment risks

WHO MAY NOT WANT TO INVEST IN THE FUND?
The fund may not be a good investment if you are

o    seeking current income

o    looking for the added security of FDIC insurance

               AN INVESTMENT  IN THE FUND IS NOT A BANK  DEPOSIT,  AND IT IS NOT
          INSURED OR GUARANTEED  BY THE FEDERAL  DEPOSIT  INSURANCE  CORPORATION
          (FDIC) OR ANY OTHER GOVERNMENT AGENCY.

FUND PERFORMANCE HISTORY

When Class I of the fund has investment  results for a full calendar year,  this section will feature charts that show Class I's

o    Annual Total Returns

o    Highest and Lowest Quarterly Returns

o    Average Annual Total Returns,  including a comparison of these returns to a benchmark index

If Class I had existed during the period  presented,  its performance would have been  substantially  similar  to that of Class II  because  each  represents  an investment in the same portfolio of securities.  However, performance of Class I would have been higher because of its lower expense ratio.

ANNUAL TOTAL RETURNS
The following bar chart shows the  performance of the fund's Class II shares for each full calendar year in the life of the fund. It indicates the  volatility of the fund's historical returns from year to year.

VP INFLATION PROTECTION -- CLASS II

2003    5.61%

The highest and lowest  quarterly  returns for the period  reflected  in the bar chart are:

                                   HIGHEST                             LOWEST

VP Inflation Protection            2.47% (1Q 2003)              -0.05% (3Q 2003)
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
The following  table shows the average  annual total returns of the fund's Class
II shares for the periods  indicated.  The benchmark is an unmanaged  index that has no operating costs and is included in the table for performance comparison.

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2003           1 YEAR   LIFE OF FUND(1)

VP Inflation Protection                                  5.61%        5.61%

Citigroup Inflation-Linked Index (2)                     5.75%        5.75%
   (reflects no deduction for fees, expenses or taxes)

Blended Index                                            8.26%        8.26%
   (reflects no deduction for fees, expenses or taxes)

1    THE  INCEPTION  DATE FOR VP INFLATION  PROTECTION  CLASS II IS DECEMBER 31,
     2002.

2    THE  CITIGROUP  INFLATION-LINKED  INDEX  IS NOT  SUBJECT  TO THE  TAX  CODE
     DIVERSIFICATION  AND OTHER  REGULATORY  REQUIREMENTS  LIMITING THE TYPE AND
     AMOUNT OF SECURITIES THAT THE FUND MAY OWN. SEE OBJECTIVES,  STRATEGIES AND
     RISKS, PAGE XX.

The  performance  information  on this page is designed to help you see how fund returns can vary.  Keep in mind that past  performance  does not predict how the fund will perform in the future.

FEES AND EXPENSES

The following  table  describes the fees and expenses you may pay if you buy and hold shares of the fund. It only includes fees and expenses of the fund; it does not include  the fees and  expenses  associated  with your  variable  annuity or variable life  insurance  contract.  Had they been  included,  fees and expenses presented below would have been higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                                                     TOTAL
                                       DISTRIBUTION                  ANNUAL FUND
                          MANAGEMENT   AND SERVICE      OTHER        OPERATING
                          FEE(1)       (12B-1) FEES     EXPENSES(2)  EXPENSES

--------------------------------------------------------------------------------
VP INFLATION PROTECTION

   Class I                  0.50%          0.00%          0.00%        0.50%
--------------------------------------------------------------------------------

1    THE FUND HAS A STEPPED FEE SCHEDULE. AS A RESULT, THE FUND'S MANAGEMENT FEE
     RATE  GENERALLY  DECREASES AS FUND ASSETS  INCREASE  AND  INCREASES AS FUND
     ASSETS DECREASE.

2    OTHER  EXPENSES,  WHICH  INCLUDE  THE  FEES  AND  EXPENSES  OF  THE  FUND'S
     INDEPENDENT  DIRECTORS AND THEIR LEGAL  COUNSEL,  AS WELL AS INTEREST,  ARE
     EXPECTED TO BE LESS THAN 0.005% FOR THE CURRENT FISCAL YEAR.

EXAMPLE
The  examples in the table  below are  intended to help you compare the costs of investing in a fund with the costs of investing in other mutual  funds.  They do not include fees and expenses  associated with your variable annuity or variable life insurance  contract.  Had they been included,  fees and expenses would have been higher. Of course your actual costs may be higher or lower. Assuming you ...

o  invest $10,000 in the fund

o  redeem all of your shares at the end of the periods shown below

o  earn a 5% return each year

o  incur the same operating expenses as shown above

....your cost of investing in the fund would be:

                           1 YEAR        3 YEARS       5 YEARS       10 YEARS

VP Inflation Protection     $51           $160          $279          $627
--------------------------------------------------------------------------------

OBJECTIVES, STRATEGIES AND RISKS

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?
The fund pursues  long-term  total return using a strategy that seeks to protect against U.S. inflation.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?
The fund  invests  substantially  all of its  assets  in  investment-grade  debt securities. To help protect against U.S. inflation,  under normal conditions the fund will invest over 50% of its assets in  inflation-adjusted  debt securities.
These securities include  inflation-indexed  U.S. Treasury securities guaranteed by the direct  full faith and credit of the U.S.  government,  inflation-indexed securities issued by U.S. government agencies and  instrumentalities  other than the U.S.  Treasury,  and  inflation-indexed  securities issued by entities other than  the  U.S.  Treasury  or U.S.  government  agencies  and  instrumentalities
(including corporations and foreign governments).  Inflation-indexed  securities are  designed to protect the future  purchasing  power of the money  invested in them.

The fund also may invest in debt securities that are not inflation-indexed. Such investments  may  include  other  investment-grade  debt  securities,  including
mortgage-backed  and  asset-backed  securities,   whether  issued  by  the  U.S.
government,   its   agencies  or   instrumentalities,   corporations   or  other
non-governmental  issuers.  The fund also may invest in  derivative  instruments such as  options,  futures  contracts,  options on futures  contracts,  and swap agreements  (including,  but not limited to,  credit  default swap  agreements), provided  that  such  instruments  are in  keeping  with the  fund's  investment objective.  The fund may purchase  securities  in a number of different  ways to seek higher  rates of return.  For  example,  by using  when-issued  and forward commitment transactions, the fund may purchase securities in advance to generate additional  income.

The fund managers are not limited to a specific weighted average maturity range.
However, the fund managers monitor the fund's weighted average maturity and seek to adjust it as appropriate,  taking into account market conditions, the current inflation  rate and other  relevant  factors.  For instance,  during  periods of rising interest rates, the fund managers may adopt a shorter portfolio  maturity in order to reduce the effect of bond price  declines on the fund's value.  When interest  rates are falling and bond prices are rising,  they may adopt a longer portfolio maturity.

In the event of exceptional  market or economic  conditions,  the fund may, as a temporary  defensive measure,  invest all or a substantial portion of its assets in  cash or  cash-equivalent  securities.  To the  extent  the  fund  assumes  a defensive position, it will not be pursuing its investment objectives.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?
Inflation-indexed  securities  offer a  return  linked  to  inflation.  They are designed to protect  investors  from a loss of value due to inflation.  However, inflation-indexed  securities  are still  subject  to the  effects of changes in market interest rates caused by factors other than inflation,  or so-called REAL
INTEREST RATES. Because  inflation-indexed  securities trade at prevailing real, or after-inflation,  interest rates,  changes in these rates affect the value of such securities owned by the fund. Generally, when real interest rates rise, the value of these securities will decline.  The opposite is true when real interest rates decline.

               THE REAL INTEREST RATE IS THE CURRENT MARKET  INTEREST RATE MINUS
          THE MARKET'S INFLATION EXPECTATIONS.

Although an investment in inflation-indexed  securities issued by entities other than the U.S. Treasury or U.S. government and its agencies and instrumentalities increases  the potential  credit risk  associated  with the fund,  the fund will attempt to mitigate this  additional risk by limiting its investments to issuers whose  credit  has been  rated  investment  grade or  higher,  or,  if  unrated, determined to be of equivalent credit quality by the advisor.

Due to Internal Revenue Code provisions  governing  insurance  product funds, no more than 55% of the fund's assets may be invested in  securities  issued by the same entity, such as the U.S. Treasury. Because the number of inflation-adjusted debt  securities  issued  by  other  entities  is  limited,  the fund may have a substantial position in  non-inflation-adjusted  securities.  To the extent that this is the  case,  that  portion  of the  portfolio  will not be  automatically protected from inflation.

The fund  invests in  mortgage-  and  asset-backed  securities.  When  borrowers refinance their mortgages to take advantage of declining  interest rates,  their existing mortgages are prepaid.  The mortgages,  which back the  mortgage-backed securities  purchased  by the fund,  may be prepaid in this  fashion.  Likewise, borrowers  may prepay the credit  card or  automobile  trade  receivables,  home equity loans,  corporate  loans or bonds or other assets  underlying  the fund's asset-backed  securities.  When  this  happens,  the fund  will be  required  to purchase new  securities at current  market rates,  which will usually be lower.
Because  of this  prepayment  risk,  the fund may  benefit  less from  declining interest rates than other funds.

The use of derivative  instruments  involves risks  different  from, or possibly greater than, the risks  associated  with  investing  directly in securities and other  traditional  instruments.  Derivatives  are  subject to a number of risks including,  liquidity, interest rate, market, and credit risk. They also involve the risk of mispricing or improper valuation, the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index,  and the risk of default  or  bankruptcy  of the other  party to the swap
agreement.   Gains  or  losses  involving  some  futures,   options,  and  other
derivatives  may be  substantial  - in part  because a  relatively  small  price movement in these  securities may result in an immediate and substantial gain or loss for the fund.

The  fund  may  invest  in   inflation-indexed   securities  issued  by  foreign
governments,   agencies  or   instrumentalities.   Foreign  investment  involves
additional risks, including fluctuations in currency exchange rates, less stable political and economic  structures,  reduced availability of public information, and lack of uniform  financial  reporting and  regulatory  practices  similar to those that apply in the United  States.  These factors make investing in foreign securities  generally riskier than investing in U.S.  securities.  To the extent the fund  invests in foreign  securities,  the overall risk of the fund could be affected.

At any given time your  shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

The fund is offered only to insurance  companies for the purpose of offering the fund as an investment  option under variable  annuity or variable life insurance contracts.  Although  the fund does not  foresee any  disadvantages  to contract owners  due to the fact that it offers its  shares as an  investment  medium for both  variable  annuity and variable  life  products,  the  interests of various contract  owners  participating  in the fund might, at some time, be in conflict due to  future  differences  in tax  treatment  of  variable  products  or other considerations.  Consequently, the fund's Board of Directors will monitor events in order to identify any  material  irreconcilable  conflicts  that may possibly arise and to determine what action,  if any, should be taken in response to such conflicts.  If a conflict were to occur, an insurance  company  separate account might be required to withdraw its investments in the fund, and the fund might be forced to sell securities at disadvantageous prices to redeem such investments.

BASICS OF FIXED-INCOME INVESTING

DEBT SECURITIES
When a fund buys a debt  security,  also called a fixed-income  security,  it is essentially  lending money to the security's issuer.  Notes,  bonds,  commercial paper and U. S. Treasury  securities are examples of debt securities.  After the debt  security is first sold by the  issuer,  it may be bought and sold by other investors.  The  price  of the  debt  security  may  rise or fall  based on many factors, including changes in interest rates, liquidity and credit quality.

The fund managers decide which debt securities to buy and sell by

o    determining   which  debt   securities   help  a  fund  meet  its  maturity
     requirements

o    identifying debt securities that satisfy a fund's credit quality standards

o    evaluating current economic conditions and assessing the risk of inflation

o    evaluating  special features of the debt securities that may make them more or less attractive

WEIGHTED AVERAGE MATURITY
Like most loans, debt securities eventually must be repaid or refinanced at some date.  This date is called the maturity  date. The number of days left to a debt security's  maturity  date is called the remaining  maturity.  The longer a debt security's  remaining  maturity,  generally  the more  sensitive its price is to changes in interest rates.

Because a bond fund will own many debt securities,  the fund managers  calculate the average of the remaining maturities of all the debt securities the fund owns to evaluate the interest rate sensitivity of the entire portfolio.  This average is  weighted  according  to the size of the fund's  individual  holdings  and is called  the  WEIGHTED  AVERAGE  MATURITY.  The  following  chart  shows how fund managers  would  calculate the weighted  average  maturity for a fund that owned only two debt securities.

               WEIGHTED  AVERAGE  MATURITY  IS A TOOL THE FUND  MANAGERS  USE TO
          APPROXIMATE  THE  REMAINING  TERM TO MATURITY  OF A FUND'S  INVESTMENT
          PORTFOLIO.

                           AMOUNT OF        PERCENT OF   REMAINING    WEIGHTED
                           SECURITY OWNED   PORTFOLIO    MATURITY     MATURITY

Debt Security A            $100,000         25%           4 years       1 year

Debt Security B            $300,000         75%          12 years       9 years

WEIGHTED AVERAGE MATURITY                                              10 YEARS

TYPES OF RISK
The basic types of risk the fund faces are described below.

INTEREST RATE RISK
Generally,  interest  rates and the prices of debt  securities  move in opposite directions.  When interest rates fall, the prices of most debt securities  rise;
when interest  rates rise,  prices fall.  Because the fund invests  primarily in debt securities,  changes in interest rates will affect the fund's  performance.
This sensitivity to interest rate changes is called interest rate risk.

The degree to which interest rate changes affect a fund's performance varies and is related to the weighted  average  maturity of a particular fund. For example, when  interest  rates rise,  you can expect the share value of a long-term  bond fund to fall more than that of a  short-term  bond fund.  When rates  fall,  the opposite is true.

The following table shows the likely effect of a 1% (100 basis points)  increase in interest rates on the price of 7% coupon bonds of differing maturities:

REMAINING MATURITY    CURRENT PRICE    PRICE AFTER 1% INCREASE  CHANGE IN PRICE

1 year                   $100.00              $99.06                 -0.94%

3 years                  $100.00              $97.38                 -2.62%

10 years                 $100.00              $93.20                 -6.80%

30 years                 $100.00              $88.69                -11.31%

               THE LONGER A FUND'S WEIGHTED AVERAGE MATURITY, THE MORE SENSITIVE
          IT IS TO INTEREST RATE CHANGES.

CREDIT RISK
Credit risk is the risk that an obligation won't be paid and a loss will result.
A high  credit  rating  indicates  a high  degree of  confidence  by the  rating organization  that  the  issuer  will  be able to  withstand  adverse  business, financial or economic conditions and make principal payments on time. Generally, a lower credit rating  indicates a greater risk of  non-payment.  A lower rating also may indicate that the issuer has a more senior  series of debt  securities, which means that if the issuer has  difficulties  making its payments,  the more senior series of debt is first in line for payment.

The fund managers do not invest solely on the basis of a debt security's  credit rating; they also consider other factors,  including  potential returns.  Higher credit ratings  usually mean lower interest rate  payments,  so investors  often purchase debt securities that aren't the highest rated to increase return.  If a fund purchases  lower-rated debt securities,  it assumes additional credit risk.

Credit  quality  may be lower when the issuer has any of the  following:  a high debt level, a short operating history, a difficult,  competitive environment and a less stable cash flow.

LIQUIDITY RISK
Debt securities can become  difficult to sell, or less liquid,  for a variety of reasons,  such as lack of an active trading market.  The chance that a fund will have difficulty  selling its debt securities is called  liquidity risk.

The fund  engages  in a variety  of  investment  techniques  as it  pursues  its investment objective.  Each technique has its own characteristics,  and may pose some level of risk to the fund. To learn more about these techniques, you should review the Statement of Additional Information before making an investment.

MANAGEMENT

WHO MANAGES THE FUND?
The Board of Directors,  investment  advisor and fund  management  team play key roles in the management of the fund.

THE BOARD OF DIRECTORS
The Board of Directors  oversees the  management  of the fund and meets at least quarterly  to  review  reports  about  fund  operations.  Although  the Board of
Directors does not manage the fund, it has hired an investment advisor to do so.
More than  two-thirds of the directors are  independent  of the fund's  advisor;
that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR
The fund's investment  advisor is American Century Investment  Management,  Inc.
The advisor has been managing  mutual funds since 1958 and is  headquartered  at
4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible  for managing the  investment  portfolios of the fund and directing the purchase and sale of its  investment  securities.  The advisor also arranges for transfer agency,  custody and all other services necessary for the fund to operate.

For the  services  it  provides  to the fund,  the  advisor  receives  a unified management  fee based on a percentage  of the average net assets of the specific class of shares of the fund.  The amount of the  management  fee for the fund is determined daily on a  class-by-class  basis using a two-step formula that takes into account the fund's  strategy  (money market,  bond or equity) and the total amount of mutual fund assets the advisor  manages.  The  management  fee is paid monthly in arrears.

The Statement of Additional  Information contains detailed information about the calculation of the  management  fee. Out of the fund's fee, the advisor pays all expenses of managing and operating the fund except  brokerage  expenses,  taxes, interest,  fees and  expenses  of the  independent  directors  (including  legal counsel fees), and  extraordinary  expenses.  A portion of the fund's management fee may be paid by the fund's advisor to unaffiliated  third parties who provide recordkeeping and  administrative  services that would otherwise be performed by an affiliate of the advisor.

Class I of the fund was not in  operation  as of the fiscal year ended  December
31, 2003.  The fund will pay the advisor a unified  management fee calculated by adding the appropriate  Investment  Category and Complex Fees from the schedules below:

INVESTMENT CATEGORY FEE SCHEDULE FOR VP INFLATION PROTECTION
     CATEGORY ASSETS            FEE RATE
     FIRST $1 BILLION           0.2800%
     NEXT $1 BILLION            0.2280%
     NEXT $3 BILLION            0.1980%
     NEXT $5 BILLION            0.1780%
     NEXT $15 BILLION           0.1650%
     NEXT $25 BILLION           0.1630%
     THEREAFTER                 0.1625%

The Complex Fee is determined according to the schedule below.

COMPLEX FEE SCHEDULE
     COMPLEX ASSETS            FEE RATE
     FIRST $2.5 BILLION         0.3100%
     NEXT $7.5 BILLION          0.3000%
     NEXT $15.0 BILLION         0.2985%
     NEXT $25.0 BILLION         0.2970%
     NEXT $50.0 BILLION         0.2960%
     NEXT $100.0 BILLION        0.2950%
     NEXT $100.0 BILLION        0.2940%
     NEXT $200.0 BILLION        0.2930%
     NEXT $250.0 BILLION        0.2920%
     NEXT $500.0 BILLION        0.2910%
     THEREAFTER                 0.2900%

The Statement of Additional  Information contains detailed information about the calculation  of the  management  fee.  Out of that  fee,  the  advisor  pays all expenses of managing and operating the fund except  brokerage  expenses,  taxes, interest,  fees and  expenses  of the  independent  directors  (including  legal counsel fees), and extraordinary  expenses.  A portion of the management fee may be  paid by the  fund's  advisor  to  unaffiliated  third  parties  who  provide recordkeeping and  administrative  services that would otherwise be performed by an affiliate of the advisor.

THE FUND MANAGEMENT TEAM
The advisor uses a team of portfolio managers,  assistant portfolio managers and analysts  to manage  the fund.  The team  meets  regularly  to review  portfolio holdings  and discuss  purchase  and sale  activity.  Team  members buy and sell securities  for the  fund as they  see  fit,  guided  by the  fund's  investment objective  and  strategy.  The fund is  managed by the  Taxable  Bond team whose members are identified below.

G. DAVID MACEWEN
Mr. MacEwen,  Chief Investment Officer - Fixed Income and Senior Vice President,
has been a member of the team since July 2001. He joined American Century in May
1991 as a Municipal  Portfolio Manager.  He has a bachelor's degree in economics from Boston University and an MBA in finance from the University of Delaware.

ROBERT V. GAHAGAN
Mr. Gahagan,  Vice President and Senior Portfolio Manager,  has been a member of the team  since  August  1996.  He joined  American  Century  in 1983.  He has a bachelor's  degree in  economics  and an MBA from the  University  of Missouri -
Kansas City.

MICHAEL DIFLEY
Mr. Difley, Vice President and Portfolio Manager,  has been a member of the team since September 1997. He joined American  Century as a Senior  Corporate  Credit
Analyst in July 1996 and was promoted to Portfolio  Manager in November 2001. He has a B.S. in business  administration  (finance  concentration) from California
Polytechnic  State   University-San  Luis  Obispo.  He  is  a  Certified  Public
Accountant and a CFA charterholder.

JEFFREY L. HOUSTON
Mr. Houston,  Vice President and Senior Portfolio Manager,  has been a member of the team since June 1995. He joined American Century as an Investment Analyst in
November  1990 and was promoted to Portfolio  Manager in 1994. He has a bachelor of arts from the University of Delaware and an MPA from Syracuse University.  He is a CFA charterholder.

CASEY COLTON
Mr. Colton,  Vice President and Senior Portfolio  Manager,  has been a member of the team since January 1994. Mr. Colton joined American  Century in 1990. He has a bachelor's  degree in business  administration  from San Jose State University and a master's  degree from the University of Southern  California.  He is a CFA charterholder and a Certified Public Accountant.

JEREMY FLETCHER
Mr.  Fletcher,  Portfolio  Manager,  has been a member of the team since  August
1997.  He joined  American  Century in  October  1991 as an  Investor  Relations
Representative.  He has  bachelor's  degrees in economics and  mathematics  from
Claremont McKenna College. He is a CFA charterholder.

BRIAN HOWELL
Mr. Howell, Vice President and Portfolio Manager,  has been a member of the team since May 1998. He joined American  Century in 1988. He has a bachelor's  degree in  mathematics/statistics  and an MBA  from  the  University  of  California  -
Berkeley.

JOHN F. WALSH
Mr. Walsh, Vice President and Portfolio  Manager,  has been a member of the team since  February  1996.  He  joined  American  Century  in  February  1996  as an
Investment  Analyst and was promoted to Portfolio  Manager in September 1997. He has a bachelor's degree in marketing from Loyola Marymount University and an MBA in finance from Creighton University.

Code of Ethics
American  Century has a Code of Ethics  designed to ensure that the interests of fund  shareholders  come before the interests of the people who manage the fund.
Among other  provisions,  the Code of Ethics  prohibits  portfolio  managers and other investment  personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security  within 60 calendar days.  In addition,  the Code of Ethics  requires  portfolio  managers and other employees with access to information about the purchase or sale of securities by the fund to obtain approval before executing permitted personal trades.

FUNDAMENTAL INVESTMENT POLICIES
Fundamental  investment  policies  contained  in  the  Statement  of  Additional
Information and the investment  objective of the fund may not be changed without shareholder  approval.  The Board of Directors may change any other policies and investment strategies.

FEES AND EXPENSES
The fees and expenses set forth herein are those of the fund only;  for the fees and expenses  associated  with your variable  annuity or variable life insurance contract, please consult your insurance product prospectus.

Because  this fund is offered as an  investment  option under  certain  types of
insurance   contracts,   the  insurance   company  offering  the  fund  performs
recordkeeping  and  administrative  services  for fund  shareholders  that would
otherwise  be  performed  by  American   Century's   transfer   agent.  In  some
circumstances,  the advisor will pay the insurance  company a fee for performing those  services.  Also, the advisor or the fund's  distributor may make payments for various  additional  services or other expenses out of their past profits or other  available  sources.  Such  expenses  may include  distribution  services, shareholder services or marketing,  promotional or related expenses.  The amount of any payments  described by this paragraph is determined by the advisor or the distributor and is not paid by you.

SHARE PRICE, DISTRIBUTIONS AND TAXES

PURCHASE AND REDEMPTION OF SHARES
For  instructions  on how to purchase and redeem shares,  read the prospectus of your insurance  company separate  account.  Your order will be priced at the net asset value next determined  after your request is received in the form required by the insurance  company separate  account.  There are no sales  commissions or redemption charges.  However,  certain sales or deferred sales charges and other charges may apply to the variable  annuity or life  insurance  contracts.  Those charges are disclosed in the separate account prospectus.

ABUSIVE TRADING PRACTICES

Excessive,  short-term  trading and other abusive trading  practices may disrupt portfolio  management  strategies and harm fund performance.  However,  American
Century cannot identify individual investors who are engaging in abusive trading practices  because the  insurance  company  offering the fund has the  exclusive relationship  with,  and  maintains  the  account  records  of,  the  individual investors in the fund.  Therefore,  American Century  monitors  aggregate trades placed in these insurance company separate accounts, and seeks to work with each insurance  company to  discourage  investors  from  engaging in abusive  trading practices and to impose  restrictions  on the  frequency of  round-trip  trades.
There may be legal and  technological  limitations  on the ability of  insurance companies to impose restrictions on the trading practices of their clients. As a result,  American  Century's  ability to monitor and discourage  abusive trading practices in this fund may be limited.

MODIFYING OR CANCELING AN INVESTMENT
Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction,  you may not modify or cancel
it. The fund  reserves  the right to suspend the offering of shares for a period of time,  and to  reject  any  specific  investment  (including  a  purchase  by exchange).  Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of the fund.

RIGHT TO CHANGE POLICIES
We  reserve  the right to change any stated  investment  requirement,  including those that relate to purchases,  exchanges and  redemptions.  We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups.

SHARE PRICE
American  Century  determines  the net asset  value  (NAV) of the fund as of the close of regular trading on the New York Stock Exchange  (usually 4 p.m. Eastern time) on each day the  Exchange  is open.  On days when the  Exchange  is closed
(including certain U.S.  holidays),  we do not calculate the NAV. A fund share's
NAV is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If the advisor determines that the current market price of a security owned by a non-money  market fund is not readily  available,  the advisor may determine its
fair  value  in  accordance  with  procedures   adopted  by  the  fund's  board.
Circumstances  that may cause  the  advisor  to  determine  the fair  value of a security held by the fund include, but are not limited to:

     o    an event  occurs  after the close of the  foreign  exchange on which a portfolio  security  principally  trades,  but before the close of the
          Exchange, that is likely to have changed the value of the security

     o    a debt security has been declared in default

     o    trading in a security has been halted during the trading day

     o    the demand for the  security (as  reflected by its trading  volume) is insufficient for quoted prices to be reliable

If such circumstances occur, the advisor may determine the security's fair value if the fair value  determination  would  materially  impact the fund's net asset value.  While fair value  determinations  involve  judgments that are inherently subjective,  these  determinations  are made in good  faith in  accordance  with procedures adopted by a fund's board.

Trading of  securities  in  foreign  markets  may not take  place  every day the
Exchange is open.  Also,  trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase,  exchange or redemption at the NAV next  determined after we receive your transaction request in good order.

DISTRIBUTIONS
Federal tax laws require the fund to make  distributions  to its shareholders in order  to  qualify  as a  "regulated  investment  company."  Qualification  as a regulated  investment  company  means the fund will not be  subject  to state or federal income tax on amounts distributed.  The distributions  generally consist of  dividends  and  interest  received  by the fund,  as well as  capital  gains realized by a fund on the sale of its investment securities.  The fund generally pays  distributions  from net income and CAPITAL  GAINS,  if any, once a year in
March. The fund may make more frequent  distributions,  if necessary,  to comply with Internal Revenue Code provisions.

               CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS, SUCH
          AS STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

You will participate in fund distributions,  when they are declared, starting on the next  business day after your  purchase is  effective.  For example,  if you purchase shares on a day that a distribution  is declared,  you will not receive that  distribution.  If you redeem  shares,  you will  receive any  distribution declared on the day you redeem.  If you redeem all shares,  we will  include any distributions received with your redemption proceeds. All distributions from the fund will be invested in additional shares.

Provided that all shareholders  agree, the fund may utilize the consent dividend provision of Internal Revenue Code section 565 which treats the income earned by the fund as distributed to the shareholders as of the end of the taxable year.

TAXES
Consult  the  prospectus  of  your  insurance  company  separate  account  for a discussion of the tax status of your variable contract.

MULTIPLE CLASS INFORMATION

American  Century  offers  two  classes  of the fund:  Class I and Class II. The shares offered by this  Prospectus  are Class I shares.  All classes are offered exclusively to insurance  companies to fund their obligations under the variable annuity and variable life contracts purchased by their clients.

Class II shares have  different  fees and  expenses.  The  difference in the fee structures between the classes is the result of their separate  arrangements for distribution services and not the result of any difference in amounts charged by the  advisor  for  core  investment  advisory  services.  Accordingly,  the core investment  advisory expenses do not vary by class.  Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this Prospectus, call us at 1-800-378-9878.

Except as  described  below,  all  classes of shares of the fund have  identical
voting,  dividend,   liquidation  and  other  rights,  preferences,   terms  and
conditions.  The only differences  between the classes are (a) each class may be subject to  different  expenses  specific  to that  class;  (b) each class has a different  identifying  designation or name; (c) each class has exclusive voting rights with respect to matters solely  affecting that class;  and (d) each class may have different exchange privileges.

PERFORMANCE INFORMATION OF OTHER CLASS

The following  financial  information is provided to show the performance of the fund's Class II shares.  Class II has a total expense ratio that is 0.25% higher than  Class  I.  If  Class  I had  existed  during  the  period  presented,  its performance would have been higher because of the lower expense ratio.

The table on the next page itemizes what contributed to the changes in the Class
II share price during the most  recently  ended  fiscal year.  It also shows the changes in share price for this period in  comparison  to changes  over the last five fiscal years or less, if the share class is not five years old.

On a per-share basis, the table includes as appropriate

o    share price at the beginning of the period

o    investment income and capital gains or losses

o    distributions of income and capital gains paid to investors

o    share price at the end of the period

The table also includes some key statistics for the period as appropriate

o    TOTAL RETURN - the overall  percentage of return of the fund,  assuming the reinvestment of all distributions

o    EXPENSE  RATIO - the  operating  expenses  of the fund as a  percentage  of average net assets

o    NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

o    PORTFOLIO TURNOVER - the percentage of the fund's investment portfolio that is replaced during the period

The  Financial  Highlights  have been  audited  by  PricewaterhouseCoopers  LLP, independent  auditors.  Their  Independent  Auditors'  Report and the  financial statements  are included in the fund's Annual  Report,  which is available  upon request.

VP INFLATION PROTECTION FUND

Class II

INFORMATION TO COME

NOTES

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS

ANNUAL AND SEMIANNUAL REPORTS
Annual  and  semiannual  reports  contain  more  information  about  the  fund's
investments   and  the  market   conditions  and  investment   strategies   that
significantly  affected  the fund's  performance  during the most recent  fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed,  legal  description of the fund's  operations, investment  restrictions,  policies and practices.  The SAI is  incorporated  by reference  into this  Prospectus.  This means  that it is  legally  part of this
Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports,  and ask questions about the fund or your accounts,  by contacting the insurance  company from  which  you  purchased  the fund or  American  Century  at the  address  or telephone numbers listed below.

You  also  can get  information  about  the fund  (including  the SAI)  from the
Securities and Exchange  Commission  (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON               SEC Public Reference Room
                        Washington, D.C.
                        Call 202-942-8090 for location and hours.

ON THE INTERNET         o EDGAR database at www.sec.gov
                        o By email request at publicinfo@sec.gov

BY MAIL                 SEC Public Reference Section
                        Washington, D.C. 20549-0102

This  Prospectus  shall not constitute an offer to sell  securities of a fund in any state,  territory,  or other  jurisdiction  where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required,  or under any circumstances in which such offer or solicitation would be unlawful.

Investment Company Act File No. 811-10155

AMERICAN CENTURY INVESTMENTS
P.O. Box 419786
Kansas City, Missouri 64141-6786
1-800-378-9878 or 816-531-5575
04
SH-PRS-xxxxx

AMERICAN CENTURY INVESTMENTS
STATEMENT OF
ADDITIONAL INFORMATION

MAY 1, 2004

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.

VP Inflation Protection Fund

THIS  STATEMENT OF ADDITIONAL  INFORMATION  ADDS TO THE DISCUSSION IN THE FUND'S
PROSPECTUSES,  DATED MAY 1, 2004,  BUT IS NOT A  PROSPECTUS.  THE  STATEMENT  OF
ADDITIONAL  INFORMATION  SHOULD BE READ IN  CONJUNCTION  WITH THE FUND'S CURRENT
PROSPECTUSES.  IF YOU WOULD  LIKE A COPY OF A  PROSPECTUS,  PLEASE  CONTACT  THE
INSURANCE  COMPANY FROM WHICH YOU PURCHASED THE FUND OR CONTACT US AT ONE OF THE
ADDRESSES OR TELEPHONE NUMBERS LISTED ON THE BACK COVER.

THIS  STATEMENT OF  ADDITIONAL  INFORMATION  INCORPORATES  BY REFERENCE  CERTAIN
INFORMATION THAT APPEARS IN THE FUND'S ANNUAL AND SEMIANNUAL REPORTS,  WHICH ARE
DELIVERED TO ALL  SHAREHOLDERS.  YOU MAY OBTAIN A FREE COPY OF THE FUND'S ANNUAL
OR SEMIANNUAL REPORT BY CALLING 1-800-378-9878.

American Century
Investment Services, Inc.

TABLE OF CONTENTS

THE FUND'S HISTORY.............................................................x

FUND INVESTMENT GUIDELINES.....................................................x

PORTFOLIO COMPOSITION..........................................................x

FUND INVESTMENTS AND RISKS.....................................................x
      Investment Strategies and Risks..........................................x
      Investment Policies......................................................x
      Temporary Defensive Measures.............................................x
      Portfolio Turnover.......................................................x

MANAGEMENT.....................................................................x
      The Board of Directors...................................................x
      Ownership of Fund Shares.................................................x
      Code of Ethics...........................................................x

THE FUND'S PRINCIPAL SHAREHOLDERS..............................................x

SERVICE PROVIDERS..............................................................x
      Investment Advisor.......................................................x
      Transfer Agent and Administrator.........................................x
      Distributor..............................................................x

OTHER SERVICE PROVIDERS........................................................x
      Custodian Banks..........................................................x
      Independent Accountants..................................................x

BROKERAGE ALLOCATION...........................................................x

INFORMATION ABOUT FUND SHARES..................................................x
      Multiple Class Structure.................................................x
      Valuation of a Fund's Securities.........................................x

TAXES......................................................................... x
      Federal Income Tax.......................................................x

HOW FUND PERFORMANCE INFORMATION IS CALCULATED.................................x
      Additional Performance Comparisons.......................................x
      Permissible Advertising Information......................................x
      Multiple Class Performance Advertising...................................x

FINANCIAL STATEMENTS...........................................................x

EXPLANATION OF FIXED-INCOME SECURITIES RATINGS.................................x

THE FUND'S HISTORY

American  Century  Variable   Portfolios  II,  Inc.  is  a  registered  open-end
management  investment  company that was organized as a Maryland  corporation on
September 19, 2000.  Throughout  this  Statement of Additional  Information,  we refer to American Century Variable Portfolios II, Inc. as the Corporation.

The fund  described in this  Statement of Additional  Information  is a separate series of the  Corporation.  The Corporation  may issue other series;  each fund would  operate for many purposes as if it were an  independent  company from any such  future  series.  The  fund  has its own  investment  objective,  strategy, management team, assets and tax identification and stock registration numbers.

FUND                                                 INCEPTION DATE
--------------------------------------------------------------------------------
VP INFLATION PROTECTION FUND

   Class I                                           N/A

   Class II                                          12/31/02

FUND INVESTMENT GUIDELINES

This section  explains the extent to which the fund's advisor,  American Century
Investment Management,  Inc., can use various investment vehicles and strategies in managing the fund's assets.  Descriptions  of the  investment  techniques and risks  associated  with each appear in the section,  Investment  Strategies  and
Risks  which  begins on page x. In the case of the fund's  principal  investment strategies,  these  descriptions  elaborate  upon  discussion  contained  in the
Prospectus.

VP Inflation  Protection is diversified as defined in the Investment Company Act of 1940.  Diversified  means that, with respect to 75% of its total assets,  the fund will not invest  more than 5% of its total  assets in the  securities  of a single  issuer or own more than 10% of the  outstanding  voting  securities of a single issuer (other than U.S. government securities).

To meet federal tax  requirements for  qualification  as a regulated  investment company,  the fund  must  limit  its  investments  so that at the  close of each quarter of its taxable year

(1)  no more than 25% of its total  assets are invested in the  securities  of a single  issuer (other than the U.S.  government  or a regulated  investment company), and

(2)  with  respect to at least 50% of its total  assets,  no more than 5% of its total assets are invested in the securities of a single issuer.

PORTFOLIO COMPOSITION

VP INFLATION PROTECTION

VP  Inflation  Protection  pursues its  investment  objective  by  investing  in inflation-indexed  Treasury  securities  that are  backed by the full  faith and credit of the U.S.  government  and indexed or otherwise  structured by the U.S.
Treasury to provide protection against inflation.  Inflation-indexed  securities may be issued by the U.S.  Treasury in the form of notes or bonds. The fund also may invest in  inflation-indexed  securities issued by U.S.  government agencies and instrumentalities  other than the U. S. Treasury. In addition,  the fund may invest in  inflation-indexed  securities  issued by entities other than the U.S.
Treasury  or  the  U.S.  government  and  its  agencies  and  instrumentalities, including foreign inflation-indexed securities. VP Inflation Protection also may invest  in U.S.  Treasury  securities  that are not  indexed  to  inflation  for liquidity and total return purposes, or if at any time the fund managers believe there is an inadequate  supply of  appropriate  inflation-indexed  securities in which to invest or when such  investments are required as a temporary  defensive measure.  Such investments may include other  investment-grade  debt securities, including  mortgage-backed  and asset-backed  securities,  whether issued by the
U.S.  government,  its  agencies  or  instrumentalities,  corporations  or other non-governmental  issuers.  The fund also may invest in nonleveraged futures and options and forward  currency  exchange  contracts.  VP  Inflation  Protection's portfolio may consist of any  combination of these  securities  consistent  with investment  strategies  employed by the advisor.  While VP Inflation  Protection seeks to provide a measure of inflation protection to its investors, there is no assurance  that the  fund  will  provide  less  risk  than a fund  investing  in conventional fixed-principal securities.

There are no maturity or duration  restrictions  for the  securities in which VP
Inflation Protection may invest. The U.S. Treasury has issued  inflation-indexed
Treasury securities with five-year, 10-year and 30-year maturities.

VP Inflation  Protection  may be  appropriate  for  investors who are seeking to protect  all or a part  of  their  investment  portfolio  from  the  effects  of inflation.

Traditional  fixed-principal  notes  and  bonds  pay a stated  return or rate of interest and are redeemed at their par amount.  Inflation during the period that the securities are outstanding will diminish the future  purchasing power of the money  invested.  VP Inflation  Protection  is designed to serve as a vehicle to protect against this diminishing effect.

VP Inflation  Protection is designed to provide total return  consistent with an investment in inflation-indexed securities. VP Inflation Protection's yield will reflect both the inflation-adjusted interest income and the inflation adjustment to principal,  which are features of inflation-indexed  securities.  The current income  generated  by VP  Inflation  Protection  will vary  with  month-to-month changes  in the  Consumer  Price  Index  or  other  inflation  index  and may be substantially  more  or  substantially  less  than  traditional  fixed-principal securities.

There are special  investment  risks,  particularly  share price  volatility and
potential   adverse   tax   consequences,    associated   with   investment   in
inflation-indexed  securities.  These risks are described in the section  titled
Investment  Strategies  and  Risks  on page x.  You  should  read  that  section carefully  to make sure you  understand  the nature of VP  Inflation  Protection before you invest in the fund.

FUND INVESTMENTS AND RISKS

INVESTMENT STRATEGIES AND RISKS

This section  describes  various  investment  vehicles and  techniques  the fund managers  can use in  managing  the fund's  assets.  It also  details  the risks associated with each, because each investment  vehicle and strategy  contributes to the fund's overall risk profile.

COMMERCIAL PAPER

Commercial paper (CP) is issued by utility,  financial, and industrial companies and supranational  organizations and foreign  governments and their agencies and instrumentalities.  Rating agencies assign ratings to CP issuers  indicating the agencies'  assessment of credit risk.  Investment-grade  CP ratings  assigned by four rating agencies are provided in the following table.

                  MOODY'S INVESTORS   STANDARD     DUFF &        FITCH INVESTORS
                  SERVICE, INC.       & POOR'S     PHELPS, INC.  SERVICE, INC.

Highest Ratings   Prime-1             A-1/A-1+     D-1/D-1+      F-1/F-1+

                  Prime-2             A-2          D-2           F-2

                  Prime-3             A-3          D-3           F-3

Some examples of CP and CP issuers are provided in the following paragraphs.

Domestic  CP is  issued  by  U.S.  industrial  and  finance  companies,  utility companies,  thrifts and bank holding companies. Foreign CP is issued by non-U.S.
industrial  and finance  companies  and  financial  institutions.  Domestic  and foreign  corporate  issuers  occasionally  have  the  underlying  support  of  a well-known,  highly rated commercial bank or insurance company.  Bank support is provided  in the form of a letter of credit  (an LOC) or  irrevocable  revolving credit  commitment  (an IRC).  Insurance  support is  provided  in the form of a surety bond.

Bank holding  company CP is issued by the holding  companies of many  well-known domestic  banks,  including  Citicorp,  J.P.  Morgan  Chase Bank and First Union
National  Bank.  Bank holding  company CP may be issued by the parent of a money center or regional bank.

Thrift  CP is  issued  by major  federal  or  state-chartered  savings  and loan associations and savings banks.

Schedule B Bank CP is short-term,  U.S. dollar-denominated CP issued by Canadian subsidiaries  of  non-Canadian  banks  (Schedule  B  banks).  Whether  issued as commercial paper, a certificate of deposit or a promissory note, each instrument issued by a Schedule B bank ranks equally with any other deposit obligation.  CP issued by Schedule B banks  provides  an  investor  with the comfort and reduced risk  of  a  direct  and  unconditional  parental  bank  guarantee.  Schedule  B instruments generally offer higher rates than the short-term  instruments of the parent bank or holding company.

Asset-backed CP is issued by corporations through special programs. In a typical program, a special purpose corporation (SPC),  created and/or serviced by a bank or other financial institution, uses the proceeds from an issuance of commercial paper  to  purchase  receivables  or  other  financial  assets  from one or more corporations  (sellers).  The sellers transfer their interest in the receivables or other financial  assets to the SPC, and the cash flow from the receivables or other  financial  assets is used to pay interest and principal on the commercial paper.  Letters of credit or other forms of credit  enhancement may be available to cover the risk that the cash flow  from the  receivables  or other  financial assets will not be sufficient to cover the maturing commercial paper.

U.S. GOVERNMENT SECURITIES

The fund may invest in U.S.  government  securities,  including bills, notes and bonds  issued  by the U.S.  Treasury  and  securities  issued or  guaranteed  by agencies  or  instrumentalities  of the U.S.  government.  Some U.S.  government securities  are supported by the direct full faith and credit pledge of the U.S.
government;  others are  supported by the right of the issuer to borrow from the
U.S.  Treasury;  others,  such as  securities  issued  by the  Federal  National
Mortgage Association (FNMA), are supported by the discretionary authority of the
U.S. government to purchase the agencies' obligations;  and others are supported only by the credit of the issuing or guaranteeing  instrumentality.  There is no assurance  that  the  U.S.  government  will  provide  financial  support  to an instrumentality it sponsors when it is not obligated by law to do so.

U.S.  Treasury  bills,  notes,  zero-coupon  bonds  and other  bonds are  direct obligations  of the U.S.  Treasury,  which has never  failed to pay interest and repay principal when due. Treasury bills have initial  maturities of one year or less,  Treasury  notes  from two to 10 years,  and  Treasury  bonds more than 10 years.  Although U.S. Treasury securities carry little principal risk if held to maturity,  the  prices of these  securities  (like all debt  securities)  change between issuance and maturity in response to fluctuating market interest rates.

A  number  of  U.S.  government  agencies  and   instrumentalities   issue  debt
securities.  These  agencies  generally  are  created by  Congress  to fulfill a specific need, such as providing  credit to home buyers or farmers.  Among these agencies are the Federal Home Loan Banks,  the Federal  Farm Credit  Banks,  the
Student Loan Marketing Association and the Resolution Funding Corporation.

Some  agency  securities  are backed by the full faith and credit  pledge of the
U.S.  government,  and some are guaranteed  only by the issuing  agency.  Agency securities  typically offer somewhat higher yields than U.S. Treasury securities with similar maturities.  However,  these securities may involve greater risk of default than securities backed by the U.S. Treasury.

Interest rates on agency  securities may be fixed for the term of the investment
(fixed-rate   agency   securities)   or  tied  to  prevailing   interest   rates
(floating-rate agency securities).  Interest rate resets on floating-rate agency securities generally occur at intervals of one year or less, based on changes in a predetermined interest rate index.

Floating-rate  agency  securities  frequently  have caps  limiting the extent to which coupon rates can be raised.  The price of a floating-rate  agency security may decline if its capped coupon rate is lower than  prevailing  market interest rates. Fixed- and floating-rate agency securities may be issued with a call date
(which permits  redemption before the maturity date). The exercise of a call may reduce an obligation's yield to maturity.

INTEREST RATE RESETS ON FLOATING-RATE U.S. GOVERNMENT AGENCY SECURITIES

Interest  rate  resets  on  floating-rate  U.S.   government  agency  securities
generally  occur at  intervals  of one year or less in  response to changes in a predetermined  interest  rate index.  There are two main  categories of indices:
those based on U.S.  Treasury  securities  and those  derived  from a calculated measure,  such as a  cost-of-funds  index.  Commonly  used  indices  include the three-month,  six-month and one-year  Treasury bill rates; the two-year Treasury note yield;  the  Eleventh  District  Federal Home Loan Bank Cost of Funds Index
(EDCOFI);  and the London  Interbank  Offered Rate (LIBOR).  Fluctuations in the
prices  of  floating-rate  U.S.   government  agency  securities  are  typically
attributed  to  differences  between the coupon  rates on these  securities  and prevailing market interest rates between interest rate reset dates.

REPURCHASE AGREEMENTS

The fund may invest in  repurchase  agreements  when they present an  attractive short-term  return on cash that is not  otherwise  committed  to the purchase of securities pursuant to the investment policies of the fund.

A  repurchase   agreement   occurs  when,  at  the  time  a  fund  purchases  an
interest-bearing  obligation,  the seller (a bank or a broker-dealer  registered under the Securities  Exchange Act of 1934) agrees to purchase it on a specified date in the future at an agreed-upon  price.  The  repurchase  price reflects an agreed-upon  interest  rate during the time the fund's  money is invested in the security.

Because  the  security  purchased  constitutes  collateral  for  the  repurchase obligation,  a repurchase  agreement can be considered a loan  collateralized by the  security  purchased.  The fund's  risk is the  seller's  ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in  disposing  of the  collateral,  which would  reduce the amount realized  thereon.  If the seller seeks relief under the bankruptcy laws, the  disposition of the collateral may be delayed or limited.  To the extent the value of the security decreases, the fund could experience a loss.

Repurchase  agreements  maturing in more than seven days would count  toward the fund's 15% limit on illiquid securities.

PORTFOLIO LENDING

In order to realize  additional  income,  the fund  managers may lend  portfolio securities.  Such loans may not exceed one-third of the fund's net assets valued at market except

o    through the purchase of debt  securities in accordance  with its investment objective, policies and limitations, or

o    by engaging in repurchase agreements with respect to portfolio securities.

WHEN-ISSUED AND FORWARD COMMITMENT AGREEMENTS

The fund may sometimes  purchase new issues of  securities  on a when-issued  or forward commitment basis in which the transaction price and yield are each fixed at the time the  commitment is made,  but payment and delivery occur at a future date.

For  example,  a fund may sell a security and at the same time make a commitment to purchase  the same or a  comparable  security at a future date and  specified price.  Conversely,  a fund may  purchase a security and at the same time make a commitment  to sell  the same or a  comparable  security  at a  future  date and specified price. These types of transactions are executed simultaneously in what are known as  dollar-rolls,  (buy/sell back  transactions),  cash and carry,  or financing  transactions.  For example,  a  broker-dealer  may seek to purchase a particular  security  that a fund owns.  The fund will sell that security to the broker-dealer and simultaneously  enter into a forward  commitment  agreement to buy it back at a future date. This type of transaction  generates income for the fund if the dealer is willing to execute the transaction at a favorable price in order to acquire a specific security.

When purchasing  securities on a when-issued or forward  commitment  basis,  the fund assumes the rights and risks of ownership, including the risks of price and yield  fluctuations.  Market rates of interest on debt securities at the time of delivery  may be higher or lower than those  contracted  for on the  when-issued security.  Accordingly, the value of the security may decline prior to delivery, which could result in a loss to the fund.  While the fund will make  commitments to purchase or sell  securities  with the  intention  of actually  receiving  or delivering them, it may sell the securities  before the settlement date if doing so is deemed advisable as a matter of investment strategy.

In purchasing  securities on a when-issued or forward  commitment  basis, a fund will segregate cash, cash equivalents or other appropriate  liquid securities on its records in an amount  sufficient to meet the purchase  price.  When the time comes to pay for the when-issued securities,  the fund will meet its obligations with available cash,  through the sale of securities,  or, although it would not normally  expect to do so, by  selling  the  when-issued  securities  themselves
(which  may  have a  market  value  greater  or less  than  the  fund's  payment obligation).  Selling  securities  to meet  when-issued  or  forward  commitment obligations may generate taxable capital gains or losses.

As an operating policy, VP Inflation Protection will not commit more than 35% of its total assets to  when-issued  or forward  commitment  agreements  (including dollar rolls or buy/sell back  transactions).  If  fluctuations  in the value of securities  held cause more than 35% of the fund's  total assets to be committed under such agreements, the fund managers need not sell such agreements, but they will be restricted  from entering into further  agreements on behalf of the fund until the  percentage  of assets  committed to such  agreements  is below 35% of total assets.

RESTRICTED AND ILLIQUID SECURITIES

The fund may, from time to time, purchase restricted or illiquid securities when they present attractive investment  opportunities that otherwise meet the fund's criteria for selection.  "Restricted  securities" include securities that cannot be sold to the public without  registration  under the Securities Act of 1933 or the availability of an exemption from registration  (such as rules 144 or 144A), or that are "not readily  marketable" because they are subject to other legal or contractual  delays in or  restrictions  on  resale.  Rule 144A  securities  are
securities   that  are  privately   placed  with  and  traded  among   qualified
institutional  investors  rather than the  general  public.  Although  Rule 144A securities  are considered  "restricted  securities,"  they are not  necessarily illiquid.

With respect to securities eligible for resale under Rule 144A, the staff of the
Securities  and  Exchange  Commission  (SEC)  has taken  the  position  that the liquidity of such  securities  in the  portfolio of a fund  offering  redeemable securities is a question of fact for the Board of Directors to  determine,  such determination to be based upon a consideration of the readily  available trading markets and the review of any contractual restrictions.  Accordingly,  the Board of Directors is responsible for developing and  establishing  the guidelines and procedures for determining the liquidity of Rule 144A securities.  As allowed by
Rule 144A,  the Board of Directors  has  delegated  the  day-to-day  function of determining  the  liquidity of Rule 144A  securities to the fund  managers.  The board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

Because the secondary market for restricted  securities is generally  limited to certain qualified institutional  investors, the liquidity of such securities may be limited  accordingly  and a fund may, from time to time,  hold a Rule 144A or other security that is illiquid.  The fund will not acquire illiquid  securities if, as a result,  illiquid  securities would comprise more than 15% of the value of the fund's net assets.

FOREIGN CURRENCY TRANSACTIONS AND FORWARD EXCHANGE CONTRACTS

The fund may conduct foreign currency  transactions on a spot basis (i.e., cash)
or forward basis (i.e., by entering into forward  currency  exchange  contracts,
currency   options  and  futures   transactions  to  purchase  or  sell  foreign
currencies). Although foreign exchange dealers generally do not charge a fee for such transactions,  they do realize a profit based on the difference between the prices at which they are buying and selling various currencies.

Forward contracts are customized  transactions that require a specific amount of a currency to be delivered  at a specific  exchange  rate on a specific  date or range of dates in the  future.  Forward  contracts  are  generally  traded in an interbank market directly  between  currency traders (usually larger  commercial banks)  and their  customers.  The  parties to a forward  contract  may agree to offset or terminate the contract  before its maturity,  or may hold the contract to maturity and complete the contemplated currency exchange.

The following summarizes the principal currency management  strategies involving forward contracts.  The fund may also use swap agreements,  indexed  securities, and options and futures  contracts  relating to foreign  currencies for the same purposes.

(1)  Settlement  Hedges or  Transaction  Hedges.  When the fund managers wish to lock in the U.S. dollar price of a foreign  currency  denominated  security when a fund is purchasing or selling the security,  the fund may enter into a forward  contract  to do so.  This type of  currency  transaction,  often called a  "settlement  hedge" or  "transaction  hedge,"  protects  the fund against an adverse  change in foreign  currency  values  between the date a security  is  purchased  or sold and the date on which  payment  is made or received (i.e.,  settled).  Forward contracts to purchase or sell a foreign currency may also be used by a fund in anticipation of future  purchases or sales of securities  denominated in foreign currency,  even if the specific investments have not yet been selected by the fund managers.  This strategy is often referred to as "anticipatory hedging."

(2)  Position  Hedges.  When the fund  managers  believe  that the currency of a particular foreign country may suffer substantial  decline against the U.S.
     dollar,  a fund may enter into a forward  contract to sell foreign currency for a fixed U.S.  dollar amount  approximating  the value of some or all of its portfolio  securities either denominated in, or whose value is tied to, such foreign currency. This use of a forward contract is sometimes referred to  as a  "position  hedge."  For  example,  if  a  fund  owned  securities denominated in Euro, it could enter into a forward contract to sell Euro in return for U.S.  dollars to hedge against  possible  declines in the Euro's value.  This hedge would tend to offset both positive and negative currency fluctuations,  but would  not tend to offset  changes  in  security  values caused by other factors.

     A fund could also hedge the position by entering into a forward contract to sell  another  currency  expected to perform  similarly  to the currency in which the fund's existing investments are denominated.  This type of hedge, often  called a "proxy  hedge,"  could offer  advantages  in terms of cost, yield or efficiency,  but may not hedge currency exposure as effectively as a simple position hedge against U.S. dollars. This type of hedge may result in losses if the currency  used to hedge does not perform  similarly to the currency in which the hedged securities are denominated.

     The  precise  matching  of forward  contracts  in the amounts and values of securities  involved  generally  would not be  possible  because the future values of such foreign  currencies  will change as a consequence  of market movements  in the values of those  securities  between the date the forward contract  is entered  into and the date it matures.  Predicting  short-term currency  market  movements  is  extremely  difficult,  and the  successful execution of a short-term  hedging strategy is highly uncertain.  Normally, consideration  of the prospect for currency  parities will be  incorporated into the  long-term  investment  decisions  made with  respect  to  overall diversification  strategies.  However,  the  managers  believe  that  it is important to have  flexibility  to enter into such forward  contracts  when they determine that a fund's best interests may be served.

     At the  maturity  of the  forward  contract,  the fund may either  sell the portfolio  security and make  delivery of the foreign  currency,  or it may retain the security and  terminate  the  obligation  to deliver the foreign currency by  purchasing  an  "offsetting"  forward  contract  with the same currency trader obligating the fund to purchase, on the same maturity date, the same amount of the foreign currency.

     It is impossible  to forecast  with absolute  precision the market value of
     portfolio   securities  at  the   expiration   of  the  forward   contract.
     Accordingly,  it may be necessary for a fund to purchase additional foreign currency on the spot market (and bear the expense of such  purchase) if the market  value of the  security is less than the amount of foreign  currency the fund is  obligated  to deliver  and if a  decision  is made to sell the security and make delivery of the foreign currency the fund is obligated to deliver.

(3)  Shifting Currency Exposure. A fund may also enter into forward contracts to shift its  investment  exposure from one currency  into  another.  This may include shifting  exposure from U.S. dollars to foreign  currency,  or from one foreign  currency to another foreign  currency.  This strategy tends to limit exposure to the currency sold, and increase  exposure to the currency that is purchased, much as if a fund had sold a security denominated in one currency  and  purchased  an  equivalent  security  denominated  in another currency.  For example,  if the fund managers believed that the U.S. dollar may suffer a substantial  decline against the Euro, they could enter into a forward contract to purchase Euros for a fixed amount of U.S. dollars. This transaction  would protect  against losses  resulting from a decline in the value of the U.S.  dollar,  but would  cause the fund to assume the risk of fluctuations in the value of the Euro.

Successful  use of  currency  management  strategies  will  depend  on the  fund management  team's  skill in  analyzing  currency  values.  Currency  management strategies may substantially  change a fund's investment  exposure to changes in currency rates and could result in losses to a fund if currencies do not perform as the fund managers  anticipate.  For example,  if a currency's value rose at a time when the fund manager hedged a fund by selling the currency in exchange for
U.S.  dollars,  a fund would not  participate  in the  currency's  appreciation.
Similarly,  if the fund  managers  increase a fund's  exposure to a currency and that  currency's  value  declines,  a fund  will  sustain  a loss.  There  is no assurance that the fund managers' use of foreign currency management  strategies will be advantageous to a fund or that they will hedge at appropriate times.

The  fund  will  cover  outstanding  forward  contracts  by  maintaining  liquid portfolio  securities  denominated  in, or whose value is tied to, the  currency underlying the forward contract or the currency being hedged. To the extent that the fund is not able to cover its forward  currency  positions  with  underlying portfolio  securities,  the fund's custodian will segregate cash or other liquid assets  having a value equal to the aggregate  amount of the fund's  commitments under forward contracts entered into with respect to position hedges, settlement hedges and anticipatory hedges.

ZERO-COUPON U.S. TREASURY SECURITIES AND THEIR EQUIVALENTS

Zero-coupon  U.S.  Treasury  securities  (or zeros) are the  unmatured  interest coupons  and  underlying  principal  portions  of U.S.  Treasury  bonds.  Unlike traditional U.S. Treasury securities, these securities are sold at a discount to their  face  value  and all of the  interest  and  principal  is paid  when  the securities mature.  Originally,  these securities were created by broker-dealers who bought Treasury bonds and deposited these  securities with a custodian bank.
The broker-dealers  then sold receipts  representing  ownership interests in the coupons  or  principal  portions  of the bonds.  Some  examples  of  zero-coupon securities sold through  custodial  receipt  programs are CATS  (Certificates of
Accrual on Treasury Securities), TIGRs (Treasury Investment Growth Receipts) and
generic TRs (Treasury Receipts).

The U.S. Treasury  subsequently  introduced a program called Separate Trading of
Registered  Interest and  Principal of  Securities  (STRIPS),  through  which it exchanges  eligible  securities  for their  component  parts and then allows the component parts to trade in book-entry  form.  STRIPS are direct  obligations of the  U.S.  government  and have the same  credit  risks as other  U.S.  Treasury securities.

Zero-coupon Treasury equivalent securities are government agency debt securities that  are  ultimately  backed  by  obligations  of the  U.S.  Treasury  and  are considered  by the market place to be backed by the full faith and credit of the
U.S.  Treasury.  These  securities are created by financial  institutions  (like broker-dealers) and by U.S.  government  agencies.  For example,  the Resolution
Funding   Corporation   (REFCORP)  issues  bonds  whose  interest  payments  are
guaranteed  by the U.S.  Treasury  and whose  principal  amounts  are secured by zero-coupon U.S. Treasury securities held in a separate custodial account at the
Federal  Reserve Bank of New York.  The  principal  amount and maturity  date of
REFCORP  bonds  are  the  same  as the  par  amount  and  maturity  date  of the corresponding  zeros; upon maturity,  REFCORP bonds are repaid from the proceeds of the zeros.  REFCORP zeros are the unmatured coupons and principal portions of
REFCORP bonds.

The U.S.  government may issue securities in zero-coupon  form. These securities are referred to as original issue zero-coupon securities.

ZERO-COUPON U.S. GOVERNMENT AGENCY SECURITIES

A number of U.S.  government  agencies  issue debt  securities.  These  agencies generally are created by Congress to fulfill a specific need,  such as providing credit to  homebuyers  or farmers.  Among these  agencies are the Farm Home Loan
Banks,   the  Federal  Farm  Credit  Banks,   and  the  Student  Loan  Marketing
Association.

Zero-coupon  U.S.  government  agency  securities  operate in all respects  like zero-coupon  Treasury  securities  and their  equivalents,  except that they are created by separating a U.S.  government  agency  bond's  interest and principal payment  obligations.  The final maturity value of a zero-coupon U.S. government agency  security  is a  debt  obligation  of the  issuing  agency.  Some  agency securities  are  backed  by the  full  faith  and  credit  pledge  of  the  U.S.
government,  while  others are  guaranteed  only by the issuing  agency.  Agency securities  typically offer somewhat higher yields than U.S. Treasury securities with similar maturities.  However,  these securities may involve greater risk of default than securities backed by the U.S. Treasury.

Securities issued by U.S.  government  agencies in zero-coupon form are referred to as original issue zero-coupon securities.

MORTGAGE-BACKED SECURITIES

BACKGROUND

A  mortgage-backed  security  represents  an  ownership  interest  in a pool  of mortgage loans. The loans are made by financial institutions to finance home and other real estate purchases. As the loans are repaid, investors receive payments of both interest and principal.

Like  fixed-income  securities  such as  U.S.  Treasury  bonds,  mortgage-backed securities  pay a stated  rate of  interest  during  the  life of the  security.
However,  unlike a bond, which returns principal to the investor in one lump sum at  maturity,  mortgage-backed  securities  return  principal to the investor in increments during the life of the security.

Because  the timing and speed of  principal  repayments  vary,  the cash flow on mortgage-backed  securities is irregular.  If mortgage holders sell their homes, refinance  their loans,  prepay their  mortgages or default on their loans,  the principal is distributed pro rata to investors.

As with other fixed-income securities,  the prices of mortgage-backed securities fluctuate in response to changing  interest rates; when interest rates fall, the prices of  mortgage-backed  securities rise, and vice versa.  Changing  interest rates have additional  significance for  mortgage-backed  securities  investors, however,  because they influence  prepayment  rates (the rates at which mortgage
holders   prepay  their   mortgages),   which  in  turn  affect  the  yields  on
mortgage-backed  securities.  When  interest  rates  decline,  prepayment  rates generally  increase.  Mortgage  holders  take  advantage of the  opportunity  to refinance  their  mortgages  at lower rates with lower  monthly  payments.  When interest  rates rise,  mortgage  holders are less  inclined to  refinance  their mortgages.  The effect of  prepayment  activity on yield  depends on whether the mortgage-backed security was purchased at a premium or at a discount.

The fund may receive  principal  sooner than it expected  because of accelerated prepayments. Under these circumstances, the fund might have to reinvest returned principal  at rates lower than it would have earned if principal  payments  were made  on  schedule.  Conversely,  a  mortgage-backed  security  may  exceed  its anticipated  life if  prepayment  rates  decelerate  unexpectedly.  Under  these circumstances,  a fund  might miss an  opportunity  to earn  interest  at higher prevailing rates.

GNMA CERTIFICATES

The Government National Mortgage  Association (GNMA) is a wholly owned corporate instrumentality  of the United States within the Department of Housing and Urban
Development.  The  National  Housing  Act of 1934  (Housing  Act),  as  amended, authorizes  GNMA to guarantee  the timely  payment of interest and  repayment of principal on certificates that are backed by a pool of mortgage loans insured by the Federal Housing  Administration  under the Housing Act, or by Title V of the
Housing Act of 1949 (FHA Loans),  or guaranteed  by the Veterans'  Affairs under the Servicemen's Readjustment Act of 1944 (VA Loans), as amended, or by pools of other eligible  mortgage loans. The Housing Act provides that the full faith and credit of the U.S.  government is pledged to the payment of all amounts that may be required to be paid under any  guarantee.  GNMA has  unlimited  authority  to borrow  from the U.S.  Treasury  in order  to meet its  obligations  under  this guarantee.

GNMA  certificates  represent  a pro rata  interest  in one or more pools of the following types of mortgage loans:  (a) fixed-rate level payment mortgage loans;
(b) fixed-rate  graduated payment mortgage loans (GPMs);  (c) fixed-rate growing
equity  mortgage  loans  (GEMs);  (d)  fixed-rate   mortgage  loans  secured  by
manufactured (mobile) homes (MHs); (e) mortgage loans on multifamily residential
properties  under   construction   (CLCs);   (f)  mortgage  loans  on  completed
multifamily  projects  (PLCs);  (g) fixed-rate  mortgage loans that use escrowed funds to reduce the borrower's  monthly  payments  during the early years of the mortgage loans (buydown mortgage loans); and (h) mortgage loans that provide for payment  adjustments  based on periodic  changes in  interest  rates or in other payment terms of the mortgage loans.

FANNIE MAE CERTIFICATES

The Federal National  Mortgage  Association  (FNMA or Fannie Mae) is a federally chartered and privately owned corporation established under the Federal National
Mortgage Association Charter Act. Fannie Mae was originally  established in 1938 as a U.S.  government agency designed to provide  supplemental  liquidity to the mortgage market and was reorganized as a stockholder-owned and privately managed corporation by  legislation  enacted in 1968.  Fannie Mae acquires  capital from investors who would not ordinarily invest in mortgage loans directly and thereby expands the total amount of funds  available for housing.  This money is used to buy home mortgage loans from local lenders,  replenishing  the supply of capital available for mortgage lending.

Fannie Mae  certificates  represent a pro rata  interest in one or more pools of
FHA Loans,  VA Loans,  or, most  commonly,  conventional  mortgage  loans (i.e., mortgage loans that are not insured or guaranteed by a government agency) of the following  types:  (a) fixed-rate  level payment  mortgage loans; (b) fixed-rate growing equity mortgage loans; (c) fixed-rate  graduated payment mortgage loans;
(d) adjustable-rate mortgage loans; and (e) fixed-rate mortgage loans secured by multifamily projects.

Fannie  Mae  certificates  entitle  the  registered  holder to  receive  amounts representing  a pro rata interest in scheduled  principal and interest  payments
(at the  certificate's  pass-through  rate,  which is net of any  servicing  and guarantee fees on the underlying mortgage loans), any principal prepayments, and a  proportionate  interest in the full  principal  amount of any  foreclosed  or otherwise  liquidated mortgage loan. The full and timely payment of interest and repayment of principal on each Fannie Mae  certificate  is  guaranteed by Fannie
Mae;  this  guarantee  is not  backed by the full  faith and  credit of the U.S.
government.

FREDDIE MAC CERTIFICATES

The Federal Home Loan Mortgage Corporation (FHLMC or Freddie Mac) is a corporate instrumentality  of the United States  created  pursuant to the  Emergency  Home
Finance  Act of 1970  (FHLMC  Act),  as  amended.  Freddie  Mac was  established primarily for the purpose of increasing the availability of mortgage credit. Its principal activity consists of purchasing  first-lien  conventional  residential mortgage  loans  (and  participation  interests  in  such  mortgage  loans)  and reselling  these  loans in the  form of  mortgage-backed  securities,  primarily
Freddie Mac certificates.

Freddie Mac  certificates  represent a pro rata  interest in a group of mortgage loans (a Freddie Mac certificate  group)  purchased by Freddie Mac. The mortgage loans underlying  Freddie Mac certificates  consist of fixed- or adjustable-rate mortgage  loans  with  original  terms to  maturity  of between 10 and 30 years, substantially  all of which are secured by  first-liens  on one- to  four-family residential  properties or  multifamily  projects.  Each mortgage loan must meet standards  set  forth in the FHLMC  Act.  A Freddie  Mac  certificate  group may include whole loans, participation interests in whole loans, undivided interests in whole loans,  and  participations  composing  another Freddie Mac certificate group.

Freddie Mac guarantees to each  registered  holder of a Freddie Mac  certificate the timely  payment of interest  at the rate  provided  for by the  certificate.
Freddie Mac also guarantees  ultimate collection of all principal on the related mortgage  loans,  without  any  offset  or  deduction,  but  generally  does not guarantee the timely repayment of principal.  Freddie Mac may remit principal at any time after default on an underlying mortgage loan, but no later than 30 days following (a) foreclosure  sale, (b) payment of a claim by any mortgage insurer, or (c) the expiration of any right of redemption, whichever occurs later, and in any event no later than one year after  demand has been made upon the  mortgager for accelerated payment of principal.  Obligations guaranteed by Freddie Mac are not backed by the full faith and credit pledge of the U.S. government.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)

A  CMO  is  a  multiclass  bond  backed  by  a  pool  of  mortgage  pass-through certificates or mortgage loans.  CMOs may be  collateralized by (a) GNMA, Fannie
Mae or Freddie Mac  pass-through  certificates;  (b)  unsecured  mortgage  loans insured by the Federal Housing Administration or guaranteed by the Department of
Veterans'  Affairs;  (c)  unsecuritized   conventional  mortgages;  or  (d)  any
combination thereof.

In  structuring  a CMO,  an issuer  distributes  cash  flow from the  underlying collateral over a series of classes called tranches. Each CMO is a set of two or more  tranches,  with  average  lives and cash flow  patterns  designed  to meet specific investment  objectives.  The average life expectancies of the different tranches in a four-part  deal,  for example,  might be two,  five,  seven and 20 years.

As payments on the underlying mortgage loans are collected,  the CMO issuer pays the coupon rate of interest to the  bondholders in each tranche.  At the outset, scheduled  and  unscheduled  principal  payments  go to  investors  in the first tranches.  Investors in later tranches do not begin receiving principal payments until the prior  tranches  are paid off.  This  basic  type of CMO is known as a sequential pay or plain vanilla CMO.

Some CMOs are structured so that the prepayment or market risks are  transferred from one tranche to another.  Prepayment  stability is improved in some tranches if other tranches absorb more prepayment variability.

The final  tranche of a CMO often  takes the form of a Z-bond,  also known as an accrual  bond or accretion  bond.  Holders of these  securities  receive no cash until the earlier  tranches  are paid in full.  During the period that the other tranches are outstanding,  periodic  interest  payments are added to the initial face amount of the Z-bond but are not paid to investors. When the prior tranches are retired, the Z-bond receives coupon payments on its higher principal balance plus any principal prepayments from the underlying mortgage loans. The existence of a Z-bond tranche helps stabilize cash flow patterns in the other tranches. In a changing interest rate environment,  however, the value of the Z-bond tends to be more volatile.

As CMOs have evolved, some classes of CMO bonds have become more prevalent.  The planned  amortization  class (PAC) and targeted  amortization  class (TAC),  for example,  were designed to reduce prepayment risk by establishing a sinking-fund structure.  PAC and TAC bonds  assure to varying  degrees  that  investors  will receive payments over a predetermined period under various prepayment scenarios.
Although  PAC and TAC bonds are  similar,  PAC bonds are better  able to provide stable cash flows under various  prepayment  scenarios than TAC bonds because of the order in which these tranches are paid.

The existence of a PAC or TAC tranche can create higher levels of risk for other tranches in the CMO because the  stability of the PAC or TAC tranche is achieved by creating at least one other tranche -- known as a companion bond,  support or non-PAC bond -- that absorbs the  variability of principal  cash flows.  Because companion bonds have a high degree of average life  variability,  they generally pay a higher yield. A TAC bond can have some of the prepayment  variability of a companion bond if there is also a PAC bond in the CMO issue.

Floating-rate  CMO tranches  (floaters)  pay a variable rate of interest that is usually tied to the LIBOR.  Institutional investors with short-term liabilities, such as commercial banks, often find floating-rate CMOs attractive  investments.
Super  floaters  (which  float a certain  percentage  above  LIBOR) and  inverse floaters  (which  float  inversely  to  LIBOR)  are  variations  on the  floater structure that have highly variable cash flows.

STRIPPED MORTGAGE-BACKED SECURITIES

Stripped  mortgage-backed  securities are created by segregating  the cash flows from underlying  mortgage loans or mortgage securities to create two or more new securities,  each  with a  specified  percentage  of the  underlying  security's principal  or interest  payments.  Mortgage-backed  securities  may be partially stripped so that each investor class receives some interest and some  principal.
When  securities  are  completely  stripped,  however,  all of the  interest  is distributed  to  holders  of one type of  security,  known  as an  interest-only security,  or IO, and all of the principal is  distributed to holders of another type of  security  known as a  principal-only  security,  or PO.  Strips  can be created in a pass-through structure or as tranches of a CMO.

The  market  values  of IOs and POs are  very  sensitive  to  interest  rate and prepayment rate fluctuations.  POs, for example, increase (or decrease) in value as interest rates decline (or rise). The price behavior of these securities also depends  on  whether  the  mortgage  collateral  was  purchased  at a premium or discount to its par value. Prepayments on discount coupon POs generally are much lower than  prepayments on premium coupon POs. IOs may be used to hedge a fund's other investments  because prepayments cause the value of an IO strip to move in the opposite direction from other mortgage-backed securities.

COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS)

CMBS are securities  created from a pool of commercial  mortgage loans,  such as loans for hotels, shopping centers, office buildings,  apartment buildings,  and the like.  Interest and principal payments from these loans are passed on to the investor according to a particular  schedule of payments.  The credit quality of
CMBS  depends  primarily  on the  quality  of the  underlying  loans  and on the structure of the particular  deal.  Generally,  deals are structured with senior and subordinate classes. Rating agencies that rate the individual classes of the deal determine the amount of  subordination  of a particular  class.  Commercial mortgages are generally  structured  with  prepayment  penalties,  which greatly reduces prepayment risk to the investor.  However, the value of these securities may change because of actual or perceived changes in the creditworthiness of the individual borrowers,  their tenants, the servicing agents, or the general state of commercial real estate.

ADJUSTABLE-RATE MORTGAGE LOANS (ARMS)

ARMs  eligible for  inclusion in a mortgage  pool  generally  will provide for a fixed initial mortgage  interest rate for a specified period of time,  generally for  either  the first  three,  six,  12,  24,  36, 60 or 84  scheduled  monthly payments.  Thereafter,  the  interest  rates are subject to periodic  adjustment based on changes in an index.

ARMs have minimum and maximum rates beyond which the mortgage  interest rate may not vary over the  lifetime of the loan.  Certain  ARMs  provide for  additional limitations on the maximum amount by which the mortgage interest rate may adjust for any  single  adjustment  period.  Negatively  amortizing  ARMs  may  provide limitations on changes in the required monthly  payment.  Limitations on monthly payments can result in monthly payments that are greater or less than the amount necessary  to  amortize  a  negatively  amortizing  ARM by its  maturity  at the interest rate in effect during any particular month.

There are two types of indices that provide the basis for ARM rate  adjustments:
those based on market rates and those based on a calculated  measure,  such as a cost-of-funds  index or a moving average of mortgage  rates.  Commonly  utilized indices include the one-year,  three-year and five-year constant maturity.  U.S.
Treasury  rates (as  reported by the Federal  Reserve  Board);  the  three-month
Treasury  bill  rate;  the  180-day  Treasury  bill rate;  rates on  longer-term
Treasury securities;  the Eleventh District Federal Home Loan Bank Cost of Funds
Index  (EDCOFI);  the  National  Median  Cost of  Funds  Index;  the  one-month, three-month,  six-month or one-year London  Interbank  Offered Rate (LIBOR);  or six-month  CD  rates.  Some  indices,  such as the  one-year  constant  maturity
Treasury rate or three-month LIBOR, are highly correlated with changes in market interest rates. Other indices, such as the EDCOFI, tend to lag behind changes in market rates and be somewhat less volatile over short periods of time.

The EDCOFI  reflects the monthly  weighted  average cost of funds of savings and loan  associations  and savings banks whose home offices are located in Arizona,
California and Nevada (the Federal Home Loan Bank Eleventh District) and who are
member  institutions of the Federal Home Loan Bank of San Francisco (the FHLB of
San Francisco),  as computed from statistics tabulated and published by the FHLB of San Francisco. The FHLB of San Francisco normally announces the Cost of Funds
Index on the last working day of the month following the month in which the cost of funds was incurred.

One-year and three-year Constant Maturity Treasury (CMT) rates are calculated by the  Federal  Reserve  Bank of New York,  based on daily  closing  bid yields on actively traded Treasury  securities  submitted by five leading  broker-dealers.
The median bid yields are used to construct a daily yield curve.

The National  Median Cost of Funds Index,  similar to the EDCOFI,  is calculated monthly by the Federal Home Loan Bank Board (FHLBB) and  represents  the average monthly  interest  expenses on  liabilities  of member  institutions.  A median, rather than an arithmetic mean, is used to reduce the effect of extreme numbers.

LIBOR is the rate at which banks in London offer  Eurodollars  in trades between banks.  LIBOR has become a key rate in the U.S. domestic money market because it is perceived to reflect the true global cost of money.

The fund managers may invest in ARMs whose  periodic  interest rate  adjustments are based on new indices as these indices become available.

ASSET-BACKED SECURITIES (ABS)

ABS are  structured  like  mortgage-backed  securities,  but instead of mortgage loans or interests in mortgage  loans,  the underlying  assets may include,  for example,  such items as motor  vehicle  installment  sales or  installment  loan contracts,  leases of various types of real and personal  property,  home equity loans,  student loans,  small business loans,  and receivables  from credit card agreements.  The ability of an issuer of asset-backed  securities to enforce its security interest in the underlying  assets may be limited.  The value of an ABS is  affected by changes in the  market's  perception  of the assets  backing the security,  the  creditworthiness  of the servicing  agent for the loan pool, the originator  of the loans,  or the  financial  institution  providing  any credit enhancement.

Payments  of  principal  and  interest  passed  through  to  holders  of ABS are typically  supported  by some  form of credit  enhancement,  such as a letter of credit,  surety  bond,  limited  guarantee  by another  entity or a priority  to certain of the borrower's  other  securities.  The degree of credit  enhancement varies, and generally applies to only a fraction of the asset-backed  security's par value until  exhausted.  If the credit  enhancement of an ABS held by a fund has been exhausted,  and if any required  payments of principal and interest are not made with respect to the underlying loans, the fund may experience losses or delays in receiving payment.

Some types of ABS may be less  effective  than other  types of  securities  as a means of "locking in" attractive  long-term  interest  rates.  One reason is the need to  reinvest  prepayments  of  principal;  another  is the  possibility  of significant  unscheduled  prepayments resulting from declines in interest rates.
These prepayments would have to be reinvested at lower rates. As a result, these securities  may have less potential for capital  appreciation  during periods of declining  interest  rates  than  other  securities  of  comparable  maturities, although they may have a similar risk of decline in market value during  periods of  rising  interest  rates.  Prepayments  may also  significantly  shorten  the effective maturities of these securities, especially during periods of declining interest rates. Conversely, during periods of rising interest rates, a reduction in  prepayments  may  increase the  effective  maturities  of these  securities, subjecting  them to a greater  risk of decline in market  value in  response  to
rising  interest  rates  than  traditional  debt  securities,   and,  therefore,
potentially increasing the volatility of the fund.

The risks of investing in ABS are ultimately dependent upon the repayment of the underlying  loans by the  individual or corporate  borrowers.  Although the fund would generally have no recourse against the entity that originated the loans in the event of default by a borrower,  ABS  typically  are  structured to mitigate this risk of default.

DERIVATIVE SECURITIES

To the extent permitted by its investment objectives and policies,  the fund may invest in securities  that are commonly  referred to as  derivative  securities.
Generally, a derivative security is a financial arrangement,  the value of which is based on, or derived from, a traditional security, asset, or market index.

Certain  derivative  securities  are  described  more  accurately  as structured investments. A structured investment is a security whose value or performance is linked to an  underlying  index or other  security  or asset  class.  Structured investments include asset-backed securities (ABS), asset-backed commercial paper
(ABCP),   commercial   and   residential   mortgage-backed   securities   (MBS),
collateralized  mortgage  obligations  (CMO),  collateralized  debt  obligations
(CDO),  collateralized  loan obligations  (CLO), and securities  backed by other types of collateral.  Structured  investments  involve the transfer of specified financial assets to a special purpose entity,  generally a corporation or trust, or the  deposit of  financial  assets  with a  custodian;  and the  issuance  of securities or depository receipts backed by, or representing  interests in those assets.

Some structured investments are individually negotiated agreements or are traded over-the-counter.  Structured  investments  may be  organized  and  operated  to restructure the investment  characteristics of the underlying security. The cash flow on the underlying  instruments  may be  apportioned  among the newly issued
structured   securities  to  create   securities   with   different   investment
characteristics,  such as varying  maturities,  payment  priorities and interest rate provisions, and the extent of such payments made with respect to structured securities  is  dependent  on the  extent  of the  cash  flow on the  underlying instruments.  Investments in structured  securities generally involve a class of structured securities that is either subordinated or unsubordinated to the right of payment of another class.  Subordinated  structured securities typically have
higher  yields  and  present  greater  risks  than   unsubordinated   structured
securities.  Structured  securities  are  also  subject  to  such  risks  as the inability or unwillingness of the issuers of the underlying  securities to repay principal and interest, and requests by the issuers of the underlying securities to reschedule or  restructure  outstanding  debt and to extend  additional  loan amounts.

The  fund  may buy  structured  investments  based  on  unleveraged  structures, provided  the  security  has  investment  characteristics  consistent  with  the particular fund's investment  policies,  and represents an interest in a pool of financial assets that are permitted investments of that fund.

Some  derivative  securities  are in many respects like any other debt security, although  they may be more  volatile or less liquid than more  traditional  debt securities.

There are many different types of derivative  securities and many different ways to use them.  Futures and  options are  commonly  used for  traditional  hedging purposes to attempt to protect a fund from exposure to changing  interest rates, securities prices or currency  exchange rates, and for cash management  purposes as a low-cost  method of gaining  exposure  to a  particular  securities  market without investing directly in those securities.

The fund may not invest in a derivative  security  unless the reference index or the  instrument to which it relates is an eligible  investment for the fund. For example,  a security whose  underlying  value is liked to the price of oil would not be a permissible  investment  because the fund may not invest in oil and gas leases or futures. The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates.

There are a range of risks associated with investments in derivative securities, including:

o    the risk that the underlying security, interest rate, market index or other
     financial   asset  will  not  move  in  the  direction  the  fund  managers anticipate;

o    the  possibility  that  there may be no  liquid  secondary  market,  or the possibility that price  fluctuation  limits may be imposed by the exchange, either of which may make it difficult or impossible to close out a position when desired;

o    the risk that adverse price movements in an instrument can result in a loss substantially greater than a fund's initial investment; and

o    the risk that the counterparty will fail to perform its obligations.

The Board of Directors has approved the advisor's policy  regarding  investments in derivative securities.  That policy specifies factors that must be considered in connection with a purchase of derivative  securities and provides that a fund may not invest in a  derivative  security if it would be possible  for a fund to lose more money than it had  invested.  The policy also  establishes a committee that must review certain  proposed  purchases  before the purchases can be made.
The advisor will report on fund activity in  derivative  securities to the Board of Directors as necessary.

SHORT-TERM SECURITIES

In order to meet anticipated  redemptions,  anticipated  purchases of additional securities for the fund's portfolio,  or, in some cases, for temporary defensive purposes,  VP Inflation  Protection  may invest a portion of its assets in money market and other short-term securities.

Examples of those securities include:

     o    Securities  issued  or  guaranteed  by the  U.S.  government  and  its agencies and instrumentalities

     o    Commercial Paper

     o    Certificates of Deposit and Euro Dollar Certificates of Deposit

     o    Bankers' Acceptances

     o    Short-term notes, bonds, debentures or other debt instruments

     o    Repurchase agreements

     o    Money Market funds

Under the  Investment  Company  Act,  a fund's  investment  in other  investment companies  (including  money market funds) currently is limited to (a) 3% of the total voting  stock of any one  investment  company;  (b) 5% of the fund's total assets with respect to any one investment company; and (c) 10% of a fund's total assets in the aggregate.  For the non-money market funds,  these investments may include investments in money market funds managed by the advisor.

DEBT SECURITIES

VP Inflation Protection may invest in debt securities of U.S. companies when the fund managers believe such securities represent an attractive investment for the fund.  The  value  of the debt  securities  in which  the fund may  invest  will fluctuate  based upon  changes in interest  rates and the credit  quality of the issuer.  Debt  securities  will  be  limited  to  investment-grade  obligations.
Investment grade means that at the time of purchase,  such obligations are rated within the four highest categories by a nationally recognized statistical rating organization (for example,  at least Baa by Moody's Investors  Service,  Inc. or
BBB by Standard & Poor's  Corporation),  or, if not rated, are of equivalent investment  quality as determined by the fund's  advisor.  According to Moody's, bonds rated Baa are medium-grade and possess some speculative characteristics. A
BBB rating by S&P  indicates  S&P's  belief  that a security  exhibits a satisfactory degree of safety and capacity for repayment, but is more vulnerable to adverse economic conditions and changing circumstances.

In  addition,  the  value  of VP  Inflation  Protection's  investments  in  debt securities of U.S. companies will change as prevailing interest rates change. In general,  the prices of such  securities  vary inversely with interest rates. As prevailing  interest rates fall, the prices of bonds and other  securities  that trade on a yield basis generally rise. When prevailing interest rates rise, bond prices  generally  fall.  Depending  upon  the  particular  amount  and  type of fixed-income  securities  holdings of the fund, these changes may impact the net asset value of the fund's shares.

INFLATION-INDEXED SECURITIES

Inflation-indexed  securities  are  securities  with a final value and  interest payment stream linked to the inflation  rate.  Inflation-indexed  securities are
issued  by  the  U.S.   Treasury   and  other  U.S.   government   agencies  and
instrumentalities, and may be U.S. companies. They may also be issued by foreign governments, government agencies and companies.

U.S. TREASURY

Inflation-indexed Treasury securities may be issued in either note or bond form.
Inflation-indexed  Treasury notes have  maturities of at least one year, but not more than 10 years.  Inflation-indexed  Treasury  bonds have  maturities of more than 10 years.

Inflation-indexed  Treasury securities may be attractive to investors seeking an investment  backed by the full  faith and  credit  of the U.S.  government  that provides  a return in excess of the rate of  inflation.  These  securities  were first  sold in the U.S.  market  in  January  1997.  Inflation-indexed  Treasury securities are auctioned and issued on a quarterly basis.

STRUCTURE AND INFLATION INDEX

The principal value of inflation-indexed  securities will be adjusted to reflect changes in the level of inflation.  The index for  measuring the inflation  rate for  inflation-indexed  Treasury securities is the non-seasonally  adjusted U.S.
City Average All Items Consumer Price for All Urban  Consumers  Index  (Consumer
Price Index) published monthly by the U.S. Department of Labor's Bureau of Labor
Statistics. The index for other inflation-indexed securities may de different.

Semiannual  coupon  interest  payments  are  made at a fixed  percentage  of the inflation-indexed  principal value. The coupon rate for the semiannual  interest rate of each issuance of inflation-indexed  Treasury securities is determined at the time the securities are sold to the public (i.e., by competitive bids in the auction).  The coupon rate will likely  reflect  real  yields  available  in the
Treasury market;  real yields are the prevailing  yields on Treasury  securities with similar maturities,  less then-prevailing  inflation expectations.  While a reduction  in inflation  will cause a reduction in the interest  payment made on the  securities,  the  repayment of principal at the maturity of the security is guaranteed  by the U.S.  Treasury  to be no less than the  original  face or par amount of the security at the time of issuance.

INDEXING METHODOLOGY

The principal value of inflation-indexed Treasury securities will be indexed, or adjusted,  to account for changes in the  Consumer  Price Index.  The  principal and/or interest value of other inflation-indexed  securities will be adjusted to account for changes in the applicable index.  Semiannual coupon interest payment amounts will be determined by multiplying the inflation-indexed principal amount by one-half the stated rate of interest on each interest payment date.

TAXATION

The taxation of inflation-indexed Treasury securities is similar to the taxation of  conventional  bonds.  Both  interest  payments  and the  difference  between original  principal  and the  inflation-adjusted  principal  will be  treated as interest income subject to taxation.

Interest payments are taxable when received or accrued. The inflation adjustment to the principal is subject to tax in the year the  adjustment  is made,  not at maturity  of the  security  when the cash from the  repayment  of  principal  is received. If an upward adjustment has been made (which typically should happen), investors in non-tax-deferred  accounts will pay taxes on this amount currently.
Decreases in the indexed principal can be deducted only from current or previous interest payments reported as income.

Inflation-indexed  Treasury  securities  therefore  have a  potential  cash flow
mismatch   to  an   investor,   because   investors   must  pay   taxes  on  the
inflation-adjusted  principal before the repayment of principal is received.  It
is  possible  that,   particularly  for  high  income  tax  bracket   investors,
inflation-indexed  Treasury  securities  would not generate  enough  income in a given year to cover the tax liability they could create.  This is similar to the current tax treatment for zero-coupon  bonds and other discount  securities.  If inflation-indexed Treasury securities are sold prior to maturity, capital losses or gains are realized in the same manner as traditional bonds.

VP Inflation  Protection,  however,  distributes  all income on a monthly basis.
Investors in VP Inflation  Protection will receive dividends that represent both the interest  payments and the principal  adjustments  of the  inflation-indexed securities  held  in  the  fund's  portfolio.  An  investment  in  VP  Inflation
Protection may, therefore, be a means to avoid the cash flow mismatch associated with a direct investment in inflation-indexed  securities.  For more information about taxes and their effect on you as an investor in the fund, see Taxes,  page
xx.

U.S. GOVERNMENT AGENCIES

A number of U.S. government agencies and  instrumentalities  other than the U.S.
Treasury may issue inflation-indexed  securities.  Some U.S. government agencies have  issued  inflation-indexed  securities  whose  design  mirrors  that of the inflation-indexed Treasury securities described above.

FOREIGN GOVERNMENTS AND AGENCIES

A number  of  foreign  governments  and  agencies  may  issue  inflation-indexed securities.  These  securities  may be  designed  to  mirror  the  structure  of inflation-indexed  U.S.  Treasury  securities,  although they may be adjusted to reflect changes in the level of inflation as measured by an index other than the
Consumer Price Index.

SHARE PRICE VOLATILITY

Inflation-indexed securities are designed to offer a return linked to inflation, thereby  protecting  future  purchasing  power of the  money  invested  in them.
However, inflation-indexed securities provide this protected return only if held to maturity.  In  addition,  inflation-indexed  securities  may not trade at par value.  Real interest  rates (the market rate of interest  less the  anticipated rate of inflation)  change over time as a result of many  factors,  such as what investors  are  demanding as a true value for money.  When real rates do change, inflation-indexed securities prices will be more sensitive to these changes than conventional  bonds,  because these securities were sold originally based upon a real interest rate that is no longer prevailing.  Should market expectations for real interest  rates rise,  the price of  inflation-indexed  securities  and the share price of VP Inflation  Protection will fall.  Investors in the fund should be prepared to accept not only this share price volatility but also the possible adverse tax consequences it may cause.

An  investment  in  securities  featuring  inflation-adjusted  principal  and/or interest  involves factors not associated with more traditional  fixed-principal securities. Such factors include the possibility that the inflation index may be subject  to  significant  changes,  that  changes  in the  index  may or may not correlate to changes in interest rates generally or changes in other indices, or that the  resulting  interest  may be greater or less than that payable on other securities of similar  maturities.  In the event of sustained  deflation,  it is possible that the amount of semiannual interest payments, the inflation-adjusted principal  of the  security  and the  value  of the  stripped  components,  will decrease. If any of these possibilities are realized, VP Inflation  Protection's net asset value could be negatively affected.

Futures and Options

The fund may enter  into  futures  contracts,  options  or  options  on  futures contracts.  Futures  contracts provide for the sale by one party and purchase by another  party of a specific  security  at a  specified  future  time and price.
Generally, futures transactions will be used to:

o    protect against a decline in market value of the fund's securities  (taking a short futures position), or

o    protect  against the risk of an increase in market value for  securities in which  the  fund  generally  invests  at  a  time  when  the  fund  is  not fully-invested (taking a long futures position), or

o    provide a temporary  substitute for the purchase of an individual  security that may be purchased in an orderly fashion.

Some futures and options  strategies,  such as selling futures,  buying puts and writing calls,  hedge a fund's  investments  against price  fluctuations.  Other strategies,  such as buying  futures,  writing  puts and buying  calls,  tend to increase market exposure.

Although  other  techniques  may be used to control a fund's  exposure to market fluctuations,  the use of futures  contracts  may be a more  effective  means of hedging this  exposure.  While a fund pays  brokerage  commissions in connection with opening and closing out futures  positions,  these costs are lower than the
transaction   costs  incurred  in  the  purchase  and  sale  of  the  underlying securities.

For example,  the sale of a future by a fund means the fund becomes obligated to deliver  the  security  (or  securities,  in the case of an index  future)  at a specified  price on a specified  date.  The  purchase of a future means the fund becomes  obligated to buy the security (or securities) at a specified price on a specified date. The fund managers may engage in futures and options transactions based on securities indices,  provided that the transactions are consistent with the fund's  investment  objectives.  The managers also may engage in futures and options transactions based on specific securities.  Futures contracts are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC), a
U.S. government agency.

Index futures  contracts differ from traditional  futures contracts in that when delivery takes place, no stocks or bonds change hands. Instead,  these contracts settle in cash at the spot market  value of the index.  Although  other types of futures  contracts by their terms call for actual  delivery or acceptance of the underlying  securities,  in most cases the  contracts  are closed out before the settlement date. A futures position may be closed by taking an opposite position in an identical contract (i.e.,  buying a contract that has previously been sold or selling a contract that has previously been bought).

Unlike when the fund  purchases or sells a bond, no price is paid or received by the fund upon the  purchase or sale of the future.  Initially,  the fund will be required to deposit an amount of cash or securities equal to a varying specified percentage of the contract amount.  This amount is known as initial margin.  The margin  deposit is intended to ensure  completion  of the contract  (delivery or acceptance  of the  underlying  security) if it is not  terminated  prior to the specified  delivery  date.  A  margin  deposit  does  not  constitute  a  margin transaction for purposes of the fund's investment restrictions.  Minimum initial margin requirements are established by the futures exchanges and may be revised.

In addition,  brokers may establish margin deposit  requirements that are higher than the exchange  minimums.  Cash held in the margin accounts  generally is not income producing. However, coupon bearing securities, such as Treasury bills and bonds, held in margin accounts generally will earn income.  Subsequent payments, to and from the broker,  called variation margin,  will be made on a daily basis as the price of the underlying  security or index fluctuates,  making the future more or less  valuable,  a process  known as  marking  the  contract  to market.
Changes in  variation  margin are  recorded by the fund as  unrealized  gains or losses.  At any time prior to  expiration  of the future,  the fund may elect to close the  position by taking an opposite  position.  A final  determination  of variation  margin is then made;  additional  cash is  required  to be paid by or released to the fund and the fund realizes a loss or gain.

RISKS RELATED TO FUTURES AND OPTIONS TRANSACTIONS

Futures  and  options  prices can be  volatile,  and  trading  in these  markets involves  certain risks. If the fund managers apply a hedge at an  inappropriate time or judge  interest rate or equity market  trends  incorrectly,  futures and options strategies may lower a fund's return.

A fund could suffer  losses if it were unable to close out its position  because of an illiquid secondary market.  Futures contracts may be closed out only on an exchange that provides a secondary market for these  contracts,  and there is no assurance that a liquid secondary  market will exist for any particular  futures contract at any particular time. Consequently, it may not be possible to close a futures position when the fund managers  consider it appropriate or desirable to do so. In the event of adverse  price  movements,  a fund would be  required  to continue making daily cash payments to maintain its required margin. If the fund had insufficient cash, it might have to sell portfolio  securities to meet daily margin  requirements  at a time when the fund managers would not otherwise elect to do so. In  addition,  a fund may be required  to deliver or take  delivery of instruments  underlying  futures contracts it holds. The fund managers will seek to minimize these risks by limiting the futures contracts entered into on behalf of the fund to those traded on national  futures  exchanges  and for which there appears to be a liquid secondary market.

A fund could  suffer  losses if the prices of its futures and options  positions were poorly correlated with its other investments,  or if securities  underlying futures contracts purchased by a fund had different maturities than those of the portfolio  securities being hedged. Such imperfect  correlation may give rise to circumstances in which a fund loses money on a futures contract at the same time that it experiences a decline in the value of its hedged portfolio securities. A fund also could lose margin payments it has deposited with a margin broker,  if, for example, the broker became bankrupt.

Most  futures  exchanges  limit the amount of  fluctuation  permitted in futures contract  prices during a single  trading day. The daily limit  establishes  the maximum  amount that the price of a futures  contract may vary either up or down from the previous day's settlement price at the end of the trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price  beyond  the  limit.  However,  the  daily  limit governs only price movement during a particular trading day and, therefore, does not limit potential losses. In addition, the daily limit may prevent liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily  limit for  several  consecutive  trading  days with little or no trading, thereby  preventing prompt  liquidation of futures positions and subjecting some futures traders to substantial losses.

OPTIONS ON FUTURES

By purchasing an option on a futures contract, a fund obtains the right, but not the  obligation,  to sell the  futures  contract  (a put  option)  or to buy the contract (a call  option) at a fixed  strike  price.  A fund can  terminate  its position in a put option by allowing it to expire or by  exercising  the option.
If the  option  is  exercised,  the fund  completes  the sale of the  underlying security at the strike price.  Purchasing  an option on a futures  contract does not require a fund to make margin payments unless the option is exercised.

Although  they do not  currently  intend to do so,  the fund may write (or sell)
call options  that  obligate  them to sell (or deliver) the option's  underlying instrument  upon  exercise of the option.  While the receipt of option  premiums would  mitigate  the  effects  of price  declines,  the fund  would give up some ability to participate in a price increase on the underlying security. If a fund were to engage in options transactions, it would own the futures contract at the time a call were written and would keep the contract  open until the  obligation to deliver it pursuant to the call expired.

RESTRICTIONS ON THE USE OF FUTURES CONTRACTS AND OPTIONS

The fund may enter  into  futures  contracts,  options  or  options  on  futures contracts.

Under the  Commodity  Exchange  Act, a fund may enter into  futures  and options transactions (a) for hedging purposes without regard to the percentage of assets committed  to initial  margin and option  premiums or (b) for other than hedging purposes,  provided that assets  committed to initial margin and option premiums do not exceed 5% of the fund's total assets. To the extent required by law, each
fund  will  segregate  cash,  cash  equivalents  or  other  appropriate   liquid
securities on its records in an amount sufficient to cover its obligations under the futures contracts and options.

INVESTMENT POLICIES

Unless otherwise indicated,  with the exception of the percentage limitations on borrowing,  the policies  described below apply at the time a fund enters into a transaction.  Accordingly,  any later increase or decrease  beyond the specified limitation resulting from a change in a fund's net assets will not be considered in determining whether it has complied with its investment policies.

FUNDAMENTAL INVESTMENT POLICIES

The fund's fundamental investment policies are set forth below. These investment policies and the fund's  investment  objectives  set forth in its prospectus may not be changed without  approval of a majority of the  outstanding  votes of the fund's investors, as determined in accordance with the Investment Company Act.

SUBJECT             POLICY

Senior Securities   A fund may not issue senior  securities, except as permitted under the Investment Company Act.

Borrowing           A fund  may  not  borrow  money,  except  for  temporary  or emergency  purposes (not for leveraging or investment) in an
                    amount   exceeding   33-1/3%  of  the  fund's  total  assets
                    (including the amount borrowed) less liabilities (other than borrowings).

Lending             A fund may not lend any  security or make any other loan if, as a result,  more than  33-1/33% of the fund's total assets would be lent to  other  parties,  except  (i)  through  the
                    purchase  of  debt   securities  in   accordance   with  its
                    investment  objective,  policies and  limitations or (ii) by engaging in repurchase  agreements with respect to portfolio securities.

Real Estate         A fund may not purchase or sell real estate unless  acquired as a result of ownership of securities or other instruments.
                    This  policy  shall not  prevent a fund  from  investing  in securities  or other  instruments  backed by real  estate or securities  of  companies  that  deal in real  estate or are engaged in the real estate business.

Concentration       A fund may not  concentrate its investments in securities of issuers in a  particular  industry  (other  than  securities issued or  guaranteed  by the U.S.  government or any of its agencies or instrumentalities).

Underwriting        A fund may not act as an underwriter of securities issued by others, except to the extent that the fund may be considered an  underwriter  within the meaning of the Securities Act of
                    1933 in the disposition of restricted securities.

SUBJECT             POLICY

Commodities         A fund may not purchase or sell physical  commodities unless acquired as a result of  ownership  of  securities  or other
                    instruments,   provided  that  this  limitation   shall  not
                    prohibit  the fund from  purchasing  or selling  options and futures  contracts or from  investing in securities or other instruments backed by physical commodities.

Control             A fund may not invest for  purposes  of  exercising  control over management.

For purposes of the investment  restrictions  relating to lending and borrowing, the fund has  received an  exemptive  order from the SEC  regarding an interfund lending  program.  Under the terms of the exemptive  order,  the fund may borrow money  from  or  lend  money  to  other  ACIM-advised  funds  that  permit  such transactions.  All such transactions will be subject to the limits for borrowing and lending set forth above. The fund will borrow money through the program only when the costs are equal to or lower than the costs of  short-term  bank  loans.
Interfund loans and borrowing  normally  extend only  overnight,  but can have a maximum duration of seven days. The fund will lend through the program only when the returns are higher than those  available from other  short-term  instruments
(such as  repurchase  agreements).  The fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment  to a lending fund could result in a lost  investment  opportunity  or additional borrowing costs.

For purposes of the investment  restriction  relating to  concentration,  a fund shall not purchase any  securities  that would cause 25% or more of the value of the fund's total assets at the time of purchase to be invested in the securities of one or more issuers  conducting  their principal  business  activities in the same industry provided that

(a)  there is no limitation with respect to obligations  issued or guaranteed by the U.S.  government,  any state,  territory  or  possession  of the United
     States,  the  District of Columbia or any of their  authorities,  agencies, instrumentalities  or  political  subdivisions  and  repurchase  agreements secured by such obligations,

(b)  wholly owned finance  companies  will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents,

(c)  utilities will be divided  according to their services,  for example,  gas, gas transmission, electric and gas, and electric and telephone will each be considered a separate industry, and

(d)  personal credit and business credit businesses will be considered  separate industries.

NONFUNDAMENTAL INVESTMENT POLICIES

In addition,  the fund is subject to the following  investment policies that are not fundamental and may be changed by the Board of Directors.

SUBJECT             POLICY

Leveraging          A fund may not purchase additional  investment securities at any time during which  outstanding  borrowings  exceed 5% of the total assets of the fund.

Futures and Options A fund may enter into  futures  contracts  and write and buy put and call options relating to futures  contracts.  A fund may not, however,  enter into leveraged futures transactions if it would be possible for the fund to lose more money than it invested.

Liquidity           A fund  may  not  purchase  any  security  or  enter  into a repurchase  agreement if, as a result,  more than 15% of its
                    net  assets  would  be  invested  in  illiquid   securities,
                    illiquid   securities  include  repurchase   agreements  not
                    entitling  the holder to payment of  principal  and interest within seven days,  and in  securities  that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.

SUBJECT               POLICY

Short Sales         A fund may not sell securities short,  unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions
                    in  futures   contracts   and  options  are  not  deemed  to
                    constitute selling securities short.

Margin              A fund may not  purchase  securities  on  margin,  except to obtain  such  short-term  credits as are  necessary  for the clearance of transactions, and provided that margin payments in connection with futures  contracts and options on futures contracts  shall not  constitute  purchasing  securities  on margin.

The Investment  Company Act imposes  certain  additional  restrictions  upon the
fund's   ability  to  acquire   securities   issued  by   insurance   companies,
broker-dealers,  underwriters or investment advisors, and upon transactions with affiliated  persons as defined  by the Act.  It also  defines  and  forbids  the creation of cross and circular  ownership.  Neither the SEC nor any other agency of the federal or state government  participates in or supervises the management of the fund or their investment practices or policies.

TEMPORARY DEFENSIVE MEASURES

For temporary defensive  purposes,  a fund may invest in securities that may not fit its investment objective or its stated market.  During a temporary defensive period, a fund may direct its assets to the following investment vehicles:

o    interest-bearing bank accounts or certificates of deposit

o    U.S. government securities and repurchase agreements collateralized by U.S.
     government securities

o    other money market funds

PORTFOLIO TURNOVER

The  portfolio  turnover  rate  of VP  Inflation  Protection  is  listed  in the
Financial Highlights table in the Prospectus.

MANAGEMENT

The individuals  listed below serve as directors or officers of the funds.  Each director  serves until his or her  successor  is duly  elected and  qualified or until he or she retires.  Mandatory retirement age for independent  directors is
75;  the  remaining  independent  directors  may  waive  this  requirement  on a case-by-case  basis.  Those  listed as  interested  directors  are  "interested"
primarily  by  virtue  of their  engagement  as  officers  of  American  Century
Companies,  Inc. (ACC) or its  wholly-owned  subsidiaries,  including the funds'
investment  advisor,  American Century Investment  Management,  Inc. (ACIM); the
funds' principal underwriter, American Century Investment Services, Inc. (ACIS);
and the funds' transfer agent, American Century Services Corporation (ACSC).

The other directors (more than two-thirds of the total number) are  independent;
that is, they are not  employees or officers of, and have no financial  interest in, ACC or any of its wholly-owned subsidiaries,  including ACIM, ACIS and ACSC.
The directors serve in this capacity for eight registered  investment  companies in the American Century family of funds.

All persons named as officers of the funds also serve in similar  capacities for the other 12 investment  companies advised by ACIM, unless otherwise noted. Only officers with policy-making  functions are listed. No officer is compensated for his or her  service  as an  officer  of  the  funds.  The  listed  officers  are interested  persons of the funds and are appointed or  re-appointed on an annual basis.

                                                                        NUMBER OF
                                                                        PORTFOLIOS
                                                                        IN FUND
                                  LENGTH                                COMPLEX    OTHER
                      POSITION(S) OF TIME                               OVERSEEN   DIRECTORSHIPS
                      HELD WITH   SERVED  PRINCIPAL OCCUPATION(S)       BY         HELD BY
NAME, ADDRESS (AGE)   FUNDS       (YEARS) DURING PAST 5 YEARS           DIRECTOR   DIRECTOR
---------------------------------------------------------------------------------------------------
INTERESTED DIRECTORS

William M. Lyons       Director,   6      Chief Executive Officer, ACC     35      None
4500 Main Street       Chairman           and other ACC subsidiaries
Kansas City, MO 64111  of the             (September 2000 to present)
(48)                   Board              President, ACC
                                          (June 1997 to present)
                                          President, ACIM
                                          (September 2002 to present)
                                          President, ACIS
                                          (July 2003 to present)
                                          Chief Operating Officer, ACC
                                          (June 1996 to September 2000)
                                          Also serves as: Executive
                                          Vice President , ACSC and other
                                          ACC subsidiaries

-------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS

Albert Eisenstat       Director    8      Retired, General Partner,        35      Independent Director,
1665 Charleston Road                      DISCOVERY VENTURES                       SUNGARD DATA SYSTEMS
Mountain View, CA 94043                   (Venture capital firm,                   (1991 to present)
(73)                                       1996 to 1998)                            Independent Director,
                                                                                   BUSINESS OBJECTS S/A
                                                                                   (1994 to present)
                                                                                   Independent Director
                                                                                   Commercial Metals
                                                                                   (1983-2001)

                                                                        NUMBER OF
                                                                        PORTFOLIOS
                                                                        IN FUND
                                  LENGTH                                COMPLEX    OTHER
                      POSITION(S) OF TIME                               OVERSEEN   DIRECTORSHIPS
                      HELD WITH   SERVED  PRINCIPAL OCCUPATION(S)       BY         HELD BY
NAME, ADDRESS (AGE)   FUNDS       (YEARS) DURING PAST 5 YEARS           DIRECTOR   DIRECTOR

Ronald J. Gilson       Director    8      Charles J. Meyers Professor      35      None
1665 Charleston Road                      of Law and Business,
Mountain View, CA 94043                   STANFORD LAW SCHOOL
(57)                                      (1979 to present)
                                          Mark and Eva Stern
                                          Professor of Law and
                                          Business, COLUMBIA
                                          UNIVERSITY SCHOOL OF LAW
                                          (1992 to present)
                                          Counsel, MARRON, REID &
                                          SHEEHY (a San Francisco
                                          law firm, 1984 to present)

Kathryn A. Hall        Director    2      President and Chief              35      Director,PRINCETON
1665 Charleston Road                      Investment Officer,                      UNIVERSITY
Mountain View, CA 94043                   OFFIT HALL CAPITAL                       INVESTMENT COMPANY
(46)                                      MANAGEMENT, LLC                          (1997 to present)
                                          (April 2002 to present)                  Director, STANFORD
                                          President and Managing                   MANAGEMENT COMPANY
                                          Director, LAUREL MANAGEMENT              (2001 to present)
                                          COMPANY, L.L.C.                          Director, UCSF
                                          (1996 to April 2002)                     FOUNDATION
                                                                                   (2000 to present)
                                                                                   Director, SAN
                                                                                   FRANCISCO DAY
                                                                                   SCHOOL
                                                                                   (1999 to present)

Myron S. Scholes       Director   23      Partner, OAK HILL CAPITAL        35      Director,Dimensional
1665 Charleston Road                      MANAGEMENT, (1999 to present)            FUND ADVISORS
Mountain View, CA 94043                   Principal, LONG-TERM                     (investment advisor,
(62)                                      CAPITAL MANAGEMENT                       1982 to present)
                                          (investment advisor,                     Director, SMITH
                                          1993 to January 1999)                    BREEDEN FAMILY
                                          Frank E. Buck Professor                  OF FUNDS
                                          of Finance, STANFORD                     (1992 to present)
                                          GRADUATE SCHOOL OF BUSINESS
                                          (1981 to present)

Kenneth E. Scott       Director   32      Ralph M. Parsons Professor       35      None
1665 Charleston Road                      of Law and Business,
Mountain View, CA 94043                   STANFORD LAW SCHOOL
(75)                                      (1972 to present)

John B. Shoven         Director    1      Professor of Economics,          35      Director, CADENCE
1665 Charleston Road                      STANFORD UNIVERSITY                      DESIGN SYSTEMS
Mountain View, CA 94043                   (1977 to present)                        (1992 to present)
(56)                                                                               Director, WATSON
                                                                                   WYATT WORLDWIDE
                                                                                   (2002 to present)
                                                                                   Director,
                                                                                   PALMSOURCE INC.
                                                                                   (2002 to present)

Jeanne D. Wohlers      Director    19     Retired, Director and Partner, 35        Director, INDUS
1665 Charleston Road                      WINDY HILL PRODUCTIONS, LP               INTERNATIONAL
Mountain View, CA 94043                   (educational software,                   (software solutions,
(58)                                      1994 to 1998)                            January 1999
                                                                                   to present)
                                                                                   Director, Quintus
                                                                                   CORPORATION
                                                                                   (automation
                                                                                   solutions,
                                                                                   1995 to present)

                                                                        NUMBER OF
                                                                        PORTFOLIOS
                                                                        IN FUND
                                  LENGTH                                COMPLEX    OTHER
                      POSITION(S) OF TIME                               OVERSEEN   DIRECTORSHIPS
                      HELD WITH   SERVED  PRINCIPAL OCCUPATION(S)       BY         HELD BY
NAME, ADDRESS (AGE)   FUNDS       (YEARS) DURING PAST 5 YEARS           DIRECTOR   DIRECTOR
--------------------------------------------------------------------------------------------------------
Officers

William M. Lyons       President    3      See entry above under          Not         See entry above
4500 Main Street                           "Interested Directors."        applicable  under "Interested
Kansas City, MO 64111                                                                 Directors."
(48)

Robert T. Jackson      Executive    3      Chief Administrative Officer,  Not         Not
4500 Main St.          Vice                ACC (August 1997 to present)   applicable  applicable
Kansas City, MO 64111  President           Chief Financial Officer,
(57)                                       ACC (May 1995 to October 2002)
                                           President, ACSC
                                           (January 1999 to present)
                                           Executive Vice President,
                                           ACC (May 1995 to present)
                                           Also serves as: Executive
                                           Vice President and Chief
                                           Financial Officer, ACIM, ACIS
                                           and other ACC subsidiaries,
                                           and Treasurer, ACIM

Maryanne Roepke, CPA   Senior Vice  3      Senior Vice President          Not         Not
4500 Main St.          President,          (April 1998 to present)        applicable  applicable
Kansas City, MO 64111  Treasurer           and Assistant Treasurer, ACSC
(47)                   and Chief           (September 1985 to present)
                       Accounting
                       Officer

David C. Tucker        Senior Vice  5      Senior Vice President, ACIM,   Not         Not
4500 Main St.          President           ACIS, ACSC and other ACC       applicable  applicable
Kansas City, MO 64111  and                 subsidiaries
(45)                   General             (June 1998 to present)
                       Counsel             General Counsel, ACC,
                                           ACIM, ACIS, ACSC and
                                           other ACC subsidiaries
                                           (June 1998 to present)

C. Jean Wade           Controller(1)7      Vice President, ACSC           Not         Not
4500 Main St.                              (February 2000 to present)     applicable  applicable
Kansas City, MO 64111                      Controller-Fund Accounting,
(39)                                       ACSC (June 1997 to present)

Robert Leach           Controller   7      Vice President, ACSC           Not         Not
4500 Main St.                              (February 2000 to present)     applicable  applicable
Kansas City, MO 64111                      Controller-Fund Accounting,
(37)                                       ACSC (June 1997 to present)

Jon Zindel             Tax Officer  6      Vice President, Corporate Tax, Not         Not
4500 Main St.                              ACSC (April 1998 to present)   applicable  applicable
Kansas City, MO 64111                      Vice President, ACIM, ACIS
(36)                                       and other ACC subsidiaries
                                           (April 1999 to present)
                                           President, AMERICAN CENTURY
                                           EMPLOYEE BENEFIT SERVICES, INC.
                                            (January 2000 to December 2000)
                                           Treasurer, AMERICAN CENTURY EMPLOYEE
                                           BENEFIT SERVICES, INC.
                                           (December 2000 to present)
                                           Treasurer, AMERICAN CENTURY
                                           VENTURES, INC.
                                           (December 1999 to January 2001)

1    MS.  WADE  SERVES IN A SIMILAR  CAPACITY  FOR THE  OTHER  SEVEN  INVESTMENT
     COMPANIES ADVISED BY ACIM.

THE BOARD OF DIRECTORS

The Board of Directors  oversees the  management  of the fund and meets at least quarterly to review reports about fund  operations.  The board has the authority to manage the  business of the fund on behalf of its  investors,  and it has all powers necessary or convenient to carry out that  responsibility.  Consequently, the directors may adopt bylaws  providing for the  regulation  and management of the  affairs of the fund and may amend and repeal  them to the extent  that such bylaws  do not  reserve  that  right  to the  fund's  investors.  They  may fill vacancies  in or reduce  the number of board  members,  and may elect and remove
such  officers  and  appoint  and   terminate   such  agents  as  they  consider
appropriate.  They may appoint from their own number and establish and terminate one or more committees  consisting of two or more directors who may exercise the powers and  authority of the board to the extent that the  directors  determine.
They may, in general,  delegate such authority as they consider desirable to any officer of the fund,  to any committee of the board and to any agent or employee of the fund or to any  custodian,  transfer  or  investor  servicing  agent,  or principal  underwriter.  Any determination as to what is in the interests of the fund made by the directors in good faith shall be conclusive.

Although  the Board of  Directors  does not  manage  the fund,  it has hired the advisor to do so. The directors,  in carrying out their fiduciary duty under the
Investment  Company Act of 1940, are  responsible for approving new and existing management contracts with the fund's advisor.

Board Review of Investment Management Contracts

The Board of  Directors  oversees the fund's  management  and  performance  on a continuous basis, and the board determines annually whether to approve and renew the  fund's  investment  management  agreement.  ACIM  provides  the board  with monthly,  quarterly,  and annual analyses of ACIM's performance in the following areas:

o    Investment performance of the fund (short-, medium- and long-term);

o    Shareholder services provided;

o    Compliance with investment restrictions; and

o    Fund  accounting  services  provided  (including the valuation of portfolio securities);

Leaders of the fund's portfolio management team meet with the board periodically to discuss the management and performance of the fund.

When considering  whether to renew an investment  advisory  contract,  the board examines  several  factors,  but does not  identify  any  particular  factor  as controlling their decision. Some of the factors considered by the board include:
the nature,  extent,  and quality of the advisory  services  provided as well as other material  facts,  such as the investment  performance of the fund's assets managed by the advisor and the fair market  value of the services  provided.  To assess these factors,  the board reviews both ACIM's performance and that of its peers, as reported by independent  gathering  services such as Lipper Analytical
Services (for fund  performance  and expenses) and National  Quality Review (for shareholder services).

Additional  information  is provided  to the board  detailing  other  sources of revenue  to ACIM or its  affiliates  from  its  relationship  with  the fund and intangible or "fall-out" benefits that accrue to the advisor and its affiliates, if relevant,  and the advisor's control of the investment  expenses of the fund, such as transaction  costs,  including ways in which portfolio  transactions for the fund are conducted and brokers are selected.

The board also reviews the  investment  performance  of the fund compared with a peer group of funds and an  appropriate  index or  combination  of  indexes,  in addition to a comparative  analysis of the total expense ratios of, and advisory fees paid by, similar funds.

The board considered the level of ACIM's profits in respect to the management of the American  Century family of funds,  including the  profitability of managing each fund.  The board  conducted an extensive  review of ACIM's  methodology  in allocating  costs to the management of each fund.  The board  concluded that the cost  allocation  methodology  employed  by ACIM has a  reasonable  basis and is appropriate in light of all of the  circumstances.  They  considered the profits realized by ACIM in  connection  with the operation of each fund and whether the amount of profit is a fair  entrepreneurial  profit for the  management  of each fund.  The board  also  considered  ACIM's  profit  margins in  comparison  with available industry data, both accounting for and excluding marketing expenses.

Based on their  evaluation  of all  material  factors  assisted by the advice of independent  legal  counsel,  the board,  including the  independent  directors, concluded  that the existing  management  fee structures are fair and reasonable and that the existing investment management contracts should be continued.

COMMITTEES

The board has four  standing  committees  to oversee  specific  functions of the fund's  operations.  Information  about  these  committees  appears in the table below. The director first named serves as chairman of the committee.

                                                                          MEETINGS HELD
                                                                          DURING LAST
COMMITTEE    MEMBERS             FUNCTION                                 FISCAL YEAR

Audit        Kenneth E. Scott    The  Audit   Committee   recommends  the      4
             Jeanne D. Wohlers   engagement  of  the  fund's  independent
             Albert Eisenstat    auditors and  oversees  its  activities.
                                 The committee  receives reports from the
                                 advisor's   Internal  Audit  Department,
                                 which is  accountable  to the committee.
                                 The committee  also  receives  reporting
                                 about compliance  matters  affecting the
                                 Corporation.

Nominating   Kenneth E. Scott   The   Nominating   Committee   primarily       0
             Ronald J. Gilson   considers and recommends individuals for
             Albert Eisenstat   nomination  as  directors.  The names of
             Myron S. Scholes   potential director  candidates are drawn
             Jeanne D. Wohlers  from  a  number  of  sources,  including
                                recommendations   from  members  of  the
                                board, management and shareholders. This
                                committee   also   reviews   and   makes
                                recommendations   to  the   board   with
                                respect  to  the  composition  of  board
                                committees   and   other   board-related
                                matters,   including  its  organization,
                                size,   composition,   responsibilities,
                                functions    and    compensation.    The
                                Nominating  Committee does not currently
                                have a policy regarding  whether it will
                                consider    nominees    recommended   by
                                shareholders.

Portfolio    Myron S. Scholes   The    Portfolio    Committee    reviews       5
             Kathryn A. Hall    quarterly the investment  activities and
                                strategies  used to manage fund  assets.
                                The committee regularly receives reports
                                from portfolio managers, credit analysts
                                and    other    investment     personnel
                                concerning the fund's investments.

Quality      Ronald J. Gilson     The Quality of Service Committee reviews     4
of           Myron S. Scholes     the level and quality of transfer  agent
Service      William M. Lyons     and administrative  services provided to
             John B. Shoven       the  fund  and  its   shareholders.   It
                                  receives and reviews  reports  comparing
                                  those   services   to   those   of  fund
                                  competitors  and seeks to  improve  such
                                  services where feasible and appropriate.

COMPENSATION OF DIRECTORS

The  directors  serve  as  directors  for  eight  American  Century   investment
companies.  Each  director  who is not an  interested  person as  defined in the
Investment  Company  Act  receives  compensation  for service as a member of the board of all eight  companies  based on a schedule  that takes into  account the number of meetings  attended  and the assets of the fund for which the  meetings are held.  These  fees and  expenses  are  divided  among  the eight  investment companies based, in part, upon their relative net assets. Under the terms of the management  agreement with the advisor,  the fund is responsible for paying such fees and expenses.

The following  table shows the aggregate  compensation  paid by the fund for the period  indicated and by the eight  investment  companies served by the board to each  director  who is not an  interested  person as defined  in the  Investment
Company Act.

AGGREGATE DIRECTOR COMPENSATION FOR FISCAL YEAR ENDED DECEMBER 31, 2003

                     TOTAL COMPENSATION   TOTAL COMPENSATION FROM THE
Name of Director     FROM THE FUND(1)     AMERICAN CENTURY FAMILY OF FUNDS(2)
Albert Eisenstat          $0                     $x
Ronald J. Gilson          $0                     $x
Kathryn Hall              $0                     $x
Myron S. Scholes          $0                     $x             Info to come
Kenneth E. Scott          $0                     $x
John B. Shoven            $0                     $x
Jeanne D. Wohlers         $0                     $x

1    INCLUDES  COMPENSATION  PAID TO THE DIRECTORS  DURING THE FISCAL YEAR ENDED
     DECEMBER 31, 2003,  AND ALSO INCLUDES  AMOUNTS  DEFERRED AT THE ELECTION OF
     THE  DIRECTORS  UNDER  THE  AMERICAN   CENTURY  MUTUAL  FUNDS   INDEPENDENT
     DIRECTORS' DEFERRED COMPENSATION PLAN.

2    INCLUDES  COMPENSATION PAID BY THE EIGHT INVESTMENT  COMPANY MEMBERS OF THE
     AMERICAN  CENTURY FAMILY OF FUNDS SERVED BY THIS BOARD. THE TOTAL AMOUNT OF
     DEFERRED  COMPENSATION  INCLUDED IN THE PRECEDING TABLE IS AS FOLLOWS: INFO
     TO COME

The fund has adopted the American  Century Mutual Funds  Independent  Directors'
Deferred  Compensation Plan. Under the plan, the independent directors may defer receipt  of all or any  part of the  fees to be paid  to  them  for  serving  as directors of the fund.

All  deferred  fees are  credited to an account  established  in the name of the directors. The amounts credited to the account then increase or decrease, as the case may be, in accordance  with the  performance of one or more of the American
Century funds that are selected by the director.  The account balance  continues to fluctuate in accordance  with the  performance  of the selected fund or funds until  final  payment of all  amounts  credited to the  account.  Directors  are allowed to change their designation of mutual funds from time to time.

No deferred fees are payable until such time as a director  resigns,  retires or otherwise ceases to be a member of the Board of Directors. Directors may receive deferred fee account  balances either in a lump sum payment or in  substantially equal installment payments to be made over a period not to exceed 10 years. Upon the death of a director, all remaining deferred fee account balances are paid to the director's beneficiary or, if none, to the director's estate.

The plan is an unfunded plan and,  accordingly,  the funds have no obligation to segregate  assets to secure or fund the deferred  fees. To date,  the funds have voluntarily funded their  obligations.  The rights of directors to receive their deferred fee account balances are the same as the rights of a general  unsecured creditor  of  the  funds.  The  plan  may  be  terminated  at  any  time  by the administrative  committee of the plan. If  terminated,  all deferred fee account balances will be paid in a lump sum.

No deferred fees were paid to any director under the plan during the fiscal year ended December 31, 2003.

OWNERSHIP OF FUND SHARES

The directors  owned shares in the fund as of December 31, 2003, as shown in the table below:

                                                     NAME OF DIRECTORS

                                            WILLIAM M.     ALBERT      RONALD J.
                                              LYONS       EISENSTAT     GILSON
DOLLAR RANGE OF EQUITY SECURITIES
 IN THE FUNDS:
   VP Prime Money Market(1)                     A             A           A
   VP Inflation Protection                      A             A           A
AGGREGATE DOLLAR RANGE OF EQUITY
SECURITIES IN ALL REGISTERED INVESTMENT
COMPANIES OVERSEEN BY DIRECTORS IN
FAMILY OF INVESTMENT COMPANIES                  E             E           E

1    EFFECTIVE  FEBRUARY  27,  2003,  VP PRIME MONEY  MARKET IS NO LONGER  BEING
     OFFERED TO THE PUBLIC.

                                                           NAME OF DIRECTORS

                                     KATHRYN A.    MYRON S.   KENNETH E.   JOHN B.   JEANNE D.
                                        HALL       SCHOLES      SCOTT      SHOVEN    WOHLERS
DOLLAR RANGE OF EQUITY SECURITIES
 IN THE FUNDS:
  VP Prime Money Market(1)                A           A          A           A         A
  VP Inflation Protection                 A           A          A           A         A
AGGREGATE DOLLAR RANGE OF EQUITY
SECURITIES IN ALL REGISTERED INVESTMENT
COMPANIES OVERSEEN BY DIRECTORS IN
FAMILY OF INVESTMENT COMPANIES            C           E          E           D         E

1    EFFECTIVE  FEBRUARY  27,  2003,  VP PRIME MONEY  MARKET WAS NO LONGER BEING
     OFFERED TO THE PUBLIC.

RANGES: A--NONE, B--$1-$10,000, C--$10,001-$50,000, D--$50,001-$100,000, E--MORE
THAN $100,000

CODE OF ETHICS

The fund, its investment  advisor and principal  underwriter have adopted a code of ethics under Rule 17j-1 of the Investment  Company Act and the code of ethics permit  personnel  subject  to the  code  to  invest  in  securities,  including securities  that may be purchased or held by the fund,  provided that they first obtain approval from the compliance department before making such investments.

PROXY VOTING GUIDELINES

The Advisor is responsible for exercising the voting rights  associated with the securities  purchased  and/or  held  by the  funds.  In  exercising  its  voting obligations,  the Advisor is guided by general fiduciary principles. It must act prudently, solely in the interest of the funds, and for the exclusive purpose of providing  benefits to them. The Advisor attempts to consider all factors of its vote  that  could  affect  the  value of the  investment.  The  funds'  Board of
Directors  has approved the  Advisor's  Proxy  Voting  Guidelines  to govern the
Advisor's proxy voting activities.

The  Advisor and the board have agreed on certain  significant  contributors  to shareholder value with respect to a number of matters that are often the subject of proxy  solicitations  for shareholder  meetings.  The Proxy Voting Guidelines specifically  address  these  considerations  and  establish a framework for the
Advisor's  consideration of the vote that would be appropriate for the funds. In particular,  the Proxy Voting  Guidelines  outline  principles and factors to be considered in the exercise of voting authority for proposals addressing:

o  Election of Directors

o  Ratification of Selection of Auditors

o  Equity-Based Compensation Plans

o  Anti-Takeover Proposals

   =  Cumulative Voting

   =  Staggered Boards

   =  "Blank Check" Preferred Stock

   =  Elimination of Preemptive Rights

   =  Non-targeted Share Repurchase

   =  Increase in Authorized Common Stock

   =  "Supermajority" Voting Provisions or Super Voting Share Classes

   =  "Fair Price" Amendments

   =  Limiting the Right to Call Special Shareholder Meetings

   =  Poison Pills or Shareholder Rights Plans

   =  Golden Parachutes

   =  Reincorporation

   =  Confidential Voting

   =  Opting In or Out of State Takeover Laws

o  Shareholder Proposals Involving Social, Moral or Ethical Matters

o  Anti-Greenmail Proposals

o  Changes to Indemnification Provisions

o  Non-Stock Incentive Plans

o  Director Tenure

o  Directors' Stock Options Plans

o  Director Share Ownership

Finally,  the Proxy Voting Guidelines establish procedures for voting of proxies in  cases in which  the  Advisor  may have a  potential  conflict  of  interest.
Companies  with  which the  Advisor  has  direct  business  relationships  could theoretically use these  relationships to attempt to unduly influence the manner in which American  Century votes on matters for the funds. To ensure that such a conflict  of  interest  does not affect  proxy  votes  cast for the  funds,  all discretionary  (including case-by-case) voting for these companies will be voted in direct  consultation  with a committee  of the  independent  directors of the funds.  A copy of the  Advisor's  Proxy Voting  Guidelines  are available on the funds' website at www.americancentury.com.

THE FUND'S PRINCIPAL SHAREHOLDERS

As of March 22, 2004, the following company was the record owner of more than 5%
of the outstanding shares of any class of the fund:

                                   PERCENTAGE OF
FUND/CLASS     SHAREHOLDER         OUTSTANDING SHARES OWNED

VP INFLATION PROTECTION

   Class II
                                            INFO TO COME

--------------------------------------------------------------------------------

Effective  February 27, 2003,  VP Prime Money Market was no longer being offered to the public.

The fund is unaware of any other shareholders,  beneficial or of record, who own more than 5% of any class of the fund's outstanding  shares. The fund is unaware of any other shareholders, beneficial or of record, who own more than 25% of the voting  securities of American Century Variable  Portfolios II, Inc. As of March
22, 2004, the officers and directors of the fund, as a group own less than 1% of the fund's outstanding shares.

SERVICE PROVIDERS

The fund has no employees.  To conduct its day-to-day  activities,  the fund has hired a number of  service  providers.  Each  service  provider  has a  specific function to fill on behalf of the fund that is described  below.  ACIM, ACSC and
ACIS are wholly owned by ACC.  James E. Stowers Jr.,  Chairman of ACC,  controls
ACC by virtue of his ownership of a majority of its voting stock.

INVESTMENT ADVISOR

American  Century  Investment  Management,  Inc. (ACIM) serves as the investment advisor  for the fund.  A  description  of the  responsibilities  of the advisor appears in the Prospectus under the heading Management.

For services provided to the fund, the advisor receives a monthly fee based on a percentage of the average net assets of the fund.  The annual rate at which this fee is assessed is determined  monthly in a two-step process.  First, a fee rate schedule  is applied to the assets of all the funds of its  investment  category managed by the advisor  (the  Investment  Category  Fee).  The three  investment categories are money market funds, bond funds and equity funds. When calculating the fee for a money  market fund,  for  example,  all of the assets of the money market funds managed by the advisor are  aggregated  and the fee rate is applied to the total.  Second,  a separate fee rate schedule is applied to the assets of all the funds managed by the advisor (the Complex Fee).  The amounts  calculated using  the  Investment  Category  Fee and the  Complex  Fee are  then  added  to determine  the  unified  management  fee payable by a fund to the  advisor.  The schedules by which the unified  management  fee is  determined  are shown in the following tables. The Investment  Category Fees are determined  according to the schedule below.

INVESTMENT CATEGORY FEE SCHEDULE FOR VP INFLATION PROTECTION

CATEGORY ASSETS             FEE RATE
First $1 billion            0.2800%
Next $1 billion             0.2280%
Next $3 billion             0.1980%
Next $5 billion             0.1780%
Next $15 billion            0.1650%
Next $25 billion            0.1630%

Thereafter                  0.1625%

The Complex Fee is determined according to the schedule below.

COMPLEX FEE SCHEDULE

COMPLEX ASSETS              FEE RATE
First $2.5 billion          0.3100%
Next $7.5 billion           0.3000%
Next $15.0 billion          0.2985%
Next $25.0 billion          0.2970%
Next $50.0 billion          0.2960%
Next $100.0 billion         0.2950%
Next $100.0 billion         0.2940%
Next $200.0 billion         0.2930%
Next $250.0 billion         0.2920%
Next $500.0 billion         0.2910%

Thereafter                  0.2900%

On the first  business day of each month,  the fund pays a management fee to the advisor for the previous  month at the specified  rate. The fee for the previous month  is  calculated  by  multiplying  the  applicable  fee  for a fund  by the aggregate  average  daily  closing  value of the fund's  net  assets  during the previous month.  This number is then multiplied by a fraction,  the numerator of which is the number of days in the previous  month and the  denominator of which is 365 (366 in leap years).

The management  agreement between the Corporation and the advisor shall continue in effect until the earlier of the  expiration of two years from the date of its execution  or until  the  first  meeting  of fund  shareholders  following  such execution and for as long thereafter as its continuance is specifically approved at least annually by

(1)  the fund's Board of  Directors,  or a majority of  outstanding  shareholder votes (as defined in the Investment Company Act) and

(2)  by the vote of a majority of the  directors of the fund who are not parties to the agreement or interested persons of the advisor,  cast in person at a meeting called for the purpose of voting on such approval.

The management agreement states that the fund's Board of Directors or a majority of outstanding  shareholder votes may terminate the management  agreement at any time without  payment of any penalty on 60 days  written  notice to the advisor.
The management agreement shall be automatically terminated if it is assigned.

The management  agreement  states the advisor shall not be liable to the fund or its shareholders for anything other than willful  misfeasance,  bad faith, gross negligence or reckless disregard of its obligations and duties.

The  management  agreement  also  provides  that the advisor  and its  officers, directors and employees may engage in other business, render services to others, and devote  time and  attention  to any other  business  whether of a similar or dissimilar nature.

Certain  investments  may be appropriate for the fund and also for other clients advised by the advisor.  Investment decisions for the fund and other clients are made with a view to  achieving  their  respective  investment  objectives  after consideration of such factors as its current holdings,  availability of cash for investment and the size of their investment generally. A particular security may be bought or sold for only one client or fund,  or in  different  amounts and at different  times  for more  than one but less  than all  clients  or  funds.  In addition,  purchases  or sales of the same  security may be made for two or more clients or funds on the same date.  Such  transactions  will be allocated  among clients in a manner  believed by the advisor to be  equitable  to each.  In some cases this procedure  could have an adverse effect on the price or amount of the securities purchased or sold by a fund.

The advisor may aggregate purchase and sale orders of the fund with purchase and sale orders of its other clients when the advisor believes that such aggregation provides the best  execution  for the fund.  The Board of Directors has approved the  policy  of the  advisor  with  respect  to  the  aggregation  of  portfolio transactions.  Where  portfolio  transactions  have  been  aggregated,  the fund participates at the average share price for all transactions in that security on a given day and  allocates  transaction  costs on a pro rata basis.  The advisor will not aggregate  portfolio  transactions  of the fund unless it believes such aggregation is consistent  with its duty to seek best execution on behalf of the fund  and the  terms  of the  management  agreement.  The  advisor  receives  no additional compensation or remuneration as a result of such aggregation.

Unified  management  fees  incurred  by the fund by class for the fiscal  period ended  December  31, 2003,  are  indicated in the  following  table.  Because VP
Inflation  Protection Class I was not in operation as of the fiscal year end, it is not included in the table below.  Effective February 27, 2003, VP Prime Money
Market was no longer being offered to the public.

UNIFIED MANAGEMENT FEES

FUND                              2003                   INFO TO COME

VP Inflation Protection

     Class II                       $

TRANSFER AGENT AND ADMINISTRATOR

American Century Services  Corporation,  4500 Main Street, Kansas City, Missouri
64111,  acts as  transfer  agent and  dividend-paying  agent  for the  fund.  It provides physical facilities,  computer hardware and software, and personnel for the  day-to-day  administration  of the fund and the  advisor.  The advisor pays
ACSC's  costs for serving as transfer  agent and  dividend-paying  agent for the funds out of the advisor's unified management fee. For a description of this fee and the  terms of its  payment,  see the  above  discussion  under  the  caption
INVESTMENT ADVISOR.

From time to time,  special services may be offered to shareholders who maintain higher  share  balances in our family of funds.  These  services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions,  newsletters and a team of personal representatives.  Any expenses associated with these special services will be paid by the advisor.

DISTRIBUTOR

The fund's shares are distributed by American Century Investment Services, Inc.,
("ACIS"), a registered broker-dealer.  ACIS is a wholly owned subsidiary of ACC, and is located at 4500 Main Street, Kansas City, Missouri 64111.

The  distributor  is  the  principal  underwriter  of  the  fund's  shares.  The distributor makes a continuous,  best-efforts underwriting of the fund's shares.
This means the distributor has no liability for unsold shares.  The advisor pays
ACIS's costs for serving as principal  underwriter  of the fund's  shares out of the advisor's  unified  management  fee. For a  description  of this fee and the terms of its payments,  see the above  discussion  under the caption  INVESTMENT
ADVISOR. ACIS does not earn commissions for distributing the fund's shares.

Certain financial  intermediaries  unaffiliated with the distributor or the fund may perform various  administrative  and shareholder  services for their clients who are invested in the fund.  These  services may include  assisting  with fund purchases,  redemptions and exchanges,  distributing  information about the fund and its performance,  preparing and distributing client account statements,  and other administrative and shareholder  services,  and would otherwise be provided by the  distributor or its  affiliates.  The distributor may pay fees out of its own resources to such financial intermediaries for providing these services.

OTHER SERVICE PROVIDERS

CUSTODIAN BANKS

J.P.  Morgan  Chase and Co.,  770  Broadway,  10th  Floor,  New  York,  New York
10003-9598,  and Commerce Bank, N.A., 1000 Walnut,  Kansas City, Missouri 64105,
each serve as custodian of the fund's  assets.  The  custodians  take no part in determining the investment  policies of the fund or in deciding which securities are  purchased  or sold by the fund.  The fund,  however,  may invest in certain obligations of the custodians and may purchase or sell certain  securities  from or to the custodians.

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers  LLP are the  independent  accountants  of the fund.  The address of PricewaterhouseCoopers LLP is 1055 Broadway, 10th Floor, Kansas City,
Missouri    64105.    As   the    independent    accountants    of   the   fund,
PricewaterhouseCoopers provides services including

(1)  auditing the annual financial statements for the fund,

(2)  assisting and consulting in connection with SEC filings, and

(3)  reviewing the annual federal income tax return filed for the fund.

BROKERAGE ALLOCATION

The fund  generally  purchases  and  sells  debt  securities  through  principal transactions,  meaning the fund  normally  purchases  securities  on a net basis directly from the issuer or a primary  market-maker  acting as principal for the securities.  The fund does not pay brokerage  commissions on these transactions, although the purchase price for debt securities  usually includes an undisclosed compensation.  Purchases of securities  from  underwriters  typically  include a commission or concession  paid by the issuer to the  underwriter,  and purchases from  dealers  serving as  market-makers  typically  include a dealer's  mark-up
(i.e.,  a spread  between the bid and asked  prices).  During the calendar years ended December 31, 2003,  December 31, 2002 and December 31, 2001, the funds did not pay any brokerage commissions.

INFORMATION ABOUT FUND SHARES

VP Inflation  Protection  Fund is a series of shares issued by the  Corporation.
Additional  series (funds) and classes may be added without a shareholder  vote.
Shares of the fund have equal voting  rights.  Shares  issued are fully paid and nonassessable and name no preemptive conversion or similar rights.

Each fund that is or maybe issued by the Corporation votes separately on matters affecting  that fund  exclusively.  Voting  rights are not  cumulative,  so that investors holding more than 50% of the Corporation's  outstanding  shares may be able to elect a Board of  Directors.  The  Corporation  undertakes  dollar-based voting,  meaning that the number of votes a shareholder  is entitled to is based upon  the  dollar  amount  of the  shareholder's  investment.  The  election  of directors  is  determined  by the  votes  received  from  all the  Corporation's shareholders  without  regard to  whether a  majority  of shares of any one fund voted in favor of a particular nominee or all nominees as a group.

The  assets  belonging  to each  series of  shares  are held  separately  by the custodian  and each series  represents a beneficial  interest in the  principal, earnings  and profit (or losses) of  investments  and other assets held for each series.  Within their respective fund, all shares have equal redemption  rights.
Each share, when issued, is fully paid and non-assessable.

In the event of complete  liquidation or dissolution of a fund,  shareholders of each class or series of shares  shall be entitled to receive,  pro rata,  all of the assets less the liabilities of that series.

Each shareholder has rights to dividends and distributions  declared by the fund he or she owns and to the net  assets  of such  fund  upon  its  liquidation  or dissolution proportionate to his or her share ownership interest in the fund.

MULTIPLE CLASS STRUCTURE

The  Corporation's  Board of  Directors  has adopted a multiple  class plan (the
Multiclass  Plan)  pursuant to Rule 18f-3  adopted by the SEC.  Pursuant to such plan,  the fund may issue two  classes of shares:  Class I and Class II. Not all funds offer all classes.

Both  classes  are  sold  exclusively  to  insurance  companies  to  fund  their obligations  under  variable  annuity  and  variable  life  insurance  contracts purchased  by their  customers.  Each  class  has a  different  arrangement  for distribution  services.  In addition to the management  fee, Class II shares are subject to a Master  Distribution  Plan (the Class II Plan) described below. The
Class II Plan has been  adopted by the fund's  Board of  Directors  and  initial shareholder  in  accordance  with  Rule  12b-1  adopted  by the  SEC  under  the
Investment Company Act.

RULE 12B-1

Rule 12b-1 permits an  investment  company to pay expenses  associated  with the distribution  of its shares in  accordance  with a plan  adopted by its Board of
Directors and approved by its shareholders.  Pursuant to such rule, the Board of
Directors  and initial  shareholder  of the fund's  Class II have  approved  and entered into the Class II Plan. The Class II Plan is described below.

In adopting the Class II Plan,  the Board of Directors  (including a majority of directors  who are not  interested  persons  of the  funds  [as  defined  in the
Investment  Company Act],  hereafter  referred to as the independent  directors)
determined  that there was a reasonable  likelihood that the Class II Plan would benefit  the  fund  and the  shareholders  of the  affected  class.  Some of the anticipated  benefits  include improved name recognition of the funds generally;
and growing assets in existing funds,  which helps retain and attract investment management talent, provides a better environment for improving fund performance, and can lower the total  expense  ratio for funds  with  stepped-fee  schedules.
Pursuant to Rule 12b-1,  information with respect to revenues and expenses under the Class II Plan is  presented  to the  Board of  Directors  quarterly  for its consideration in connection with its  deliberations as to the continuance of the
Class II Plan. Continuance of the Class II Plan must be approved by the Board of
Directors  (including a majority of the  independent  directors)  annually.  The
Class II Plan may be amended by a vote of the Board of  Directors  (including  a majority of the independent directors), except that the Class II Plan may not be amended to materially  increase the amount to be spent for distribution  without majority  approval of the  shareholders of the affected class. The Class II Plan terminates  automatically  in the event of an  assignment  and may be terminated upon a vote of a majority of the independent  directors or by vote of a majority of outstanding shareholder votes of the affected class.

All fees paid under the Class II Plan will be made in accordance with Section 26 of the Conduct Rules of the National Association of Securities Dealers (NASD).

MASTER DISTRIBUTION PLAN (CLASS II PLAN)

As described in the  Prospectus,  the fund's Class II shares are made  available exclusively  to insurance  companies to fund their  obligations  under  variable annuity and variable life insurance contracts purchased by their customers.  The fund's distributor  enters into contracts with various insurance  companies with respect to the sale of the fund's  shares and/or the use of the fund's shares in various insurance products.

The insurance  companies provide various  distribution  services pursuant to the
Class II Plan, and Class II pays the  distributor a fee of 0.25% annually of the aggregate  average  daily  asset  value  of  the  fund's  Class  II  shares  for distribution  services.  The Class II Plan is a  compensation  type plan and the amount paid does not depend on the actual  expense  incurred.  During the fiscal year ended December 31, 2003, the aggregate  amount of fees paid under the Class
II Plan was:

INFO TO COME

Distribution  services include any activity  undertaken or expense incurred that is primarily  intended to result in the sale of Class II shares,  which services may include but are not limited to:

(a)  the payment of sales commissions,  on-going  commissions and other payments to brokers,  dealers,  financial  institutions  or others who sell Class II shares pursuant to selling agreements;

(b)  compensation  to  registered  representatives  or  other  employees  of the distributor  who engage in or support  distribution  of the fund's Class II shares;

(c)  compensation to, and expenses  (including  overhead and telephone expenses)
     of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing,  printing and  distributing of sales  literature and advertising materials provided to the fund's shareholders and prospective shareholders;

(f)  receiving  and  answering  correspondence  from  prospective  shareholders, including distributing prospectuses,  statements of additional information, and shareholder reports;

(g)  providing  facilities to answer  questions  from  prospective  shareholders about fund shares;

(h)  complying with federal and state  securities laws pertaining to the sale of fund shares;

(i)  assisting  shareholders  in  completing  application  forms  and  selecting dividend and other account options;

(j)  providing other  reasonable  assistance in connection with the distribution of fund shares;

(k)  organizing  and  conducting  of sales  seminars and payments in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying service fees for the provision of personal,  continuing  services to investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other  distribution and service  activities as the advisor  determines may be paid for by the funds pursuant to the terms of the agreement between the  corporation  and the fund's  distributor  and in accordance  with Rule
     12b-1 of the Investment Company Act.

DEALER CONCESSIONS

From  time to time,  the  distributor  may  provide  additional  concessions  to dealers,  including but not limited to payment  assistance for  conferences  and seminars,  provision of sales or training  programs for dealer  employees and/or the public (including, in some cases, payment for travel expenses for registered representatives  and other dealer  employees who  participate),  advertising and
sales   campaigns   about  a  fund  or  funds,   and   assistance  in  financing
dealer-sponsored  events. Other concessions may be offered as well, and all such concessions  will be consistent with applicable law,  including the then-current rules of the National  Association of Securities Dealers,  Inc. Such concessions will not change the price paid by investors for shares of the fund.

VALUATION OF A FUND'S SECURITIES

The  fund's net asset  value per share  (NAV) is  calculated  as of the close of business of the New York Stock  Exchange (the Exchange) each day the Exchange is open for business.  The Exchange  usually  closes at 4 p.m.  Eastern  time.  The
Exchange  typically  observes the  following  holidays:  New Year's Day,  Martin
Luther King Jr. Day,  Presidents' Day, Good Friday,  Memorial Day,  Independence
Day, Labor Day,  Thanksgiving  Day and Christmas Day.  Although the fund expects the same  holidays to be observed in the  future,  the  Exchange  may modify its holiday schedule at any time.

The fund's NAV is calculated by adding the value of all portfolio securities and other  assets,  deducting  liabilities  and dividing the result by the number of shares  outstanding.  Expenses and interest  earned on portfolio  securities are accrued daily.

The  advisor  typically  completes  its trading on behalf of the fund in various markets before the Exchange closes for the day. Foreign currency  exchange rates
also  are  determined  prior  to  the  close  of  the  Exchange.   However,   if
extraordinary  events occur that are expected to affect the value of a portfolio security  after the close of the  primary  exchange  on which it is traded,  the security  will be valued at fair market value as  determined in good faith under the direction of the Board of Directors. The fund's share price is calculated by adding  the  value of all  portfolio  securities  and  other  assets,  deducting liabilities,  and  dividing  the  result by the  number  of shares  outstanding.
Expenses and interest earned on portfolio securities are accrued daily.

Securities  held by VP  Inflation  Protection  normally  are  priced  using data provided  by an  independent  pricing  service,  provided  that such  prices are believed  by  the  advisor  to  reflect  the  fair  market  value  of  portfolio securities.

In  valuing  securities,  the  pricing  services  generally  take  into  account institutional trading activity, trading in similar groups of securities, and any developments  related to specific  securities.  The methods  used by the pricing service and the valuations so established  are reviewed by the advisor under the general  supervision  of the Board of  Directors.  There are a number of pricing services available, and the advisor, on the basis of ongoing evaluation of these services,  may use other pricing  services or discontinue the use of any pricing service in whole or in part.

Securities  not priced by a pricing  service are valued at the mean  between the most recently quoted bid and ask prices provided by broker-dealers.

Debt  securities  maturing within 60 days of the valuation date may be valued at cost,  plus or minus any  amortized  discount or premium,  unless the  directors determine  that this would not  result in fair  valuation  of a given  security.
Other assets and securities for which  quotations are not readily  available are valued in good faith at their fair value using methods  approved by the Board of
Directors.

TAXES

FEDERAL INCOME TAX

The fund is held as an investment  through a variable annuity  contract.  Please consult  the  prospectus  of  your  insurance  company  separate  account  for a discussion of the tax status of your variable annuity contract.

The fund intends to qualify  annually as a regulated  investment  company  under
Subchapter M of the Internal  Revenue Code of 1986, as amended (the Code). By so qualifying,  a fund will be exempt from  federal and state  income  taxes to the extent that it distributes  substantially  all of its net investment  income and net realized capital gains (if any) to investors.  If a fund fails to qualify as a  regulated  investment  company,  it will be liable for  taxes,  significantly reducing its distributions to investors and its net asset value.

The fund may utilize the consent  dividend  provisions of Internal  Revenue Code section 565 to make  distributions.  Provided that all  shareholders  agree in a consent  filed  with the  return of the fund to treat as a  dividend  the amount specified in the consent,  the amount will be considered a distribution  just as any other distribution paid in money and reinvested back into the fund.

Dividends and interest received by a fund on foreign securities may give rise to
withholding  and  other  taxes  imposed  by  foreign  countries.   However,  tax
conventions  between  certain  countries  and the  United  States  may reduce or eliminate such taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by non-resident  investors.  Any foreign taxes paid by a fund will reduce its dividend distributions to investors.

If more than 50% of the value of a fund's  total assets at the end of its fiscal year consists of securities  of foreign  corporations,  the fund may qualify for and make an election  with the  Internal  Revenue  Service  with respect to such fiscal year so that fund  shareholders may be able to claim a foreign tax credit in lieu of a deduction  for foreign  income  taxes paid by the fund.  If such an election is made,  the foreign  taxes paid by the fund will be treated as income received by you.  In order for you to utilize  the foreign tax credit,  you must have held your shares for 16 days or more during the 30-day period, beginning 15 days prior to the ex-dividend  date for the mutual fund shares.  The mutual fund must  meet  a  similar  holding  period  requirement  with  respect  to  foreign securities to which a dividend is  attributable.  Any portion of the foreign tax credit that is ineligible as a result of the fund not meeting the holding period requirement will be deducted in computing net investment income.

If a fund purchases the securities of certain foreign investment funds or trusts called passive foreign investment companies (PFIC), capital gains on the sale of such holdings  will be deemed  ordinary  income  regardless of how long the fund holds the investment.  The fund also may be subject to corporate  income tax and an interest  charge on certain  dividends  and capital  gains  earned from these investments,  regardless  of whether  such income and gains are  distributed  to shareholders.  In the  alternative,  the fund may elect to recognize  cumulative gains on such  investments  as of the last day of its fiscal year and distribute them to shareholders.  Any distribution  attributable to a PFIC is characterized as ordinary income.

HOW FUND PERFORMANCE INFORMATION IS CALCULATED

The fund may quote performance in various ways. Fund performance may be shown by presenting one or more  performance  measurements,  including  cumulative  total return, average annual total return or yield.

All performance  information  advertised by the fund is historical in nature and is not  intended to represent or  guarantee  future  results.  The value of fund shares when redeemed may be more or less than their original cost.

The SEC 30-day yield calculation for non-money market funds is as follows:

                          Yield = 2 [(A - B + 1)6 - 1]
                                     ------
                                       cd

where a = dividends and interest earned during the period,  b = expenses accrued for the period (net of  reimbursements),  c = the average daily number of shares outstanding during the period that were entitled to receive  dividends,  and d =
the maximum offering price per share on the last day of the period.

As a new class,  performance  information for VP Inflation Protection Class I is not available as of the fiscal year end.

YIELD

(30-DAY PERIOD ENDED DECEMBER 31,2003)
--------------------------------------------------------------------------------
Fund                                Class I          Class II

VP Inflation Protection             N/A              0.32%

The fund also may elect to advertise an annualized  distribution rate,  computed by  multiplying  the ordinary  dividends  earned by a fund over a 30-day  period
(excluding  capital gains) by 12, dividing that number by the fund's share price
(net asset value or maximum  offering price) at the end of the period,  and then multiplying that amount by 100:

         (Dividends Earned Over Last 30 Days X 12)

                  X    100   =   Annualized Distribution Rate

         Current Share Price

The annualized  distribution  rate for a fund will differ from the fund's 30-day
SEC yield computation.

Total returns quoted in advertising and sales literature  reflect all aspects of a fund's return, including the effect of reinvesting dividends and capital gains distributions  (if any) and any change in the  fund's  NAV per share  during the period.

Average annual total returns are calculated by determining the growth or decline in value  of a  hypothetical  historical  investment  in a fund  during a stated
period and then calculating the annually  compounded  percentage rate that would have produced the same result if the rate of growth or decline in value had been constant  throughout the period.  For example, a cumulative total return of 100%
over 10 years  would  produce an average  annual  return of 7.18%,  which is the steady  annual  rate that would equal 100%  growth on a  compounded  basis in 10 years.  While average  annual total returns are a convenient  means of comparing investment alternatives, investors should realize that the fund's performance is not constant over time,  but changes from year to year,  and that average annual total  returns  represent  averaged  figures as  opposed to actual  year-to-year performance.

In addition to average  annual total returns,  the fund may quote  unaveraged or cumulative total returns  reflecting the simple change in value of an investment over a stated period.  Average annual and cumulative total returns may be quoted as  percentages  or as  dollar  amounts  and  may  be  calculated  for a  single investment,  a series of investments,  or a series of redemptions  over any time period.  Total  returns may be broken down into their  components  of income and capital  (including  capital gains and changes in share price) to illustrate the relationship of these factors and their contributions to total return.

The  following  table  shows  the  cumulative  total  return  for  VP  Inflation
Protection  Class II. As a new class,  performance  information for VP Inflation
Protection Class I is not available as of the fiscal year end.

FUND            CUMULATIVE TOTAL RETURN SINCE INCEPTION        DATE OF INCEPTION
--------------------------------------------------------------------------------

VP INFLATION PROTECTION

Class I                            N/A                            N/A

Class II                           5.61%                          12/31/2002

The  following  table sets forth the average  annual total returns of each class for the periods  indicated as of December 31, 2003. It does not include the fees and expenses  associated  with  variable  annuities or variable  life  insurance contracts.  If they had been included,  fees and expenses  presented below would have been  higher.  As a new class,  performance  information  for VP  Inflation
Protection Class I is not available as of the fiscal year end.

AVERAGE ANNUAL TOTAL RETURNS

FUND                       1 YEAR                    FROM INCEPTION

--------------------------------------------------------------------------------
VP INFLATION PROTECTION

Class II                   5.61%                     5.61%(1)

1    The  inception  date for VP Inflation  Protection  Class II is December 31,
     2002.

ADDITIONAL PERFORMANCE COMPARISONS

The fund's  performance  may be compared  with the  performance  of other mutual funds  tracked by mutual  fund rating  services or with other  indices of market performance.  This may include comparisons with funds that are sold with a sales charge or deferred  sales charge.  Sources of economic data that may be used for such comparisons may include,  but are not limited to: U.S.  Treasury bill, note and bond yields,  money market fund yields,  U.S. government debt and percentage held by  foreigners,  the U.S. money supply,  net free  reserves,  and yields on current-coupon GNMAs (source: Board of Governors of the Federal Reserve System);
the federal funds and discount rates (source: Federal Reserve Bank of New York);
yield curves for U.S. Treasury securities and AA/AAA-rated  corporate securities
(source:  Bloomberg  Financial  Markets);  yield curves for  AAA-rated  tax-free municipal  securities  (source:  Telerate);  yield curves for foreign government securities  (sources:  Bloomberg  Financial  Markets and Data Resources,  Inc.);
total returns on foreign bonds (source:  J.P. Morgan Securities  Inc.);  various
U.S.  and  foreign  government  reports;  the junk  bond  market  (source:  Data
Resources,  Inc.); the CRB Futures Index (source:  Commodity Index Report);  the price of gold (sources:  London a.m./p.m. fixing and New York Comex Spot Price);
rankings of any mutual fund or mutual fund category  tracked by Lipper,  Inc. or
Morningstar,   Inc.;  mutual  fund  rankings  published  in  major,   nationally
distributed  periodicals;  data provided by the  Investment  Company  Institute;
Ibbotson Associates,  Stocks, Bonds, Bills and Inflation; major indices of stock market performance; and indices and historical data supplied by major securities brokerage or investment  advisory firms. The fund also may utilize reprints from newspapers  and magazines  furnished by third  parties to illustrate  historical performance or to provide general information about the fund.

PERMISSIBLE ADVERTISING INFORMATION

From  time  to  time,  the  fund  may,  in  addition  to any  other  permissible information,  include the  following  types of  information  in  advertisements, supplemental sales literature and reports to investors:

(1)  discussions  of  general  economic  or  financial  principles  (such as the effects of compounding and the benefits of dollar-cost averaging);

(2)  discussions of general economic trends;

(3)  presentations of statistical data to supplement such discussions;

(4)  descriptions of the fund's past or anticipated portfolio holdings;

(5)  descriptions of the fund's investment strategies;

(6)  descriptions  or  comparisons of various  savings and  investment  products
     (including,  but not limited to, qualified  retirement plans and individual stocks and bonds), which may or may not include the fund;

(7)  comparisons  of  investment  products  (including  the fund) with  relevant market or industry indices or other appropriate benchmarks;

(8)  discussions of fund rankings or ratings by recognized rating organizations;
     and

(9)  testimonials  describing the experience of persons who have invested in the fund.  The  fund  also  may  include  calculations,  such  as  hypothetical compounding examples,  which describe hypothetical investment results. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of the fund.

MULTIPLE CLASS PERFORMANCE ADVERTISING

Pursuant  to the  Multiple  Class Plan,  the  Corporation  may issue  additional classes of existing funds or introduce new funds with multiple classes available for  purchase.  To the  extent a new  class is added to an  existing  fund,  the advisor may, in compliance with SEC and NASD rules,  regulations and guidelines, market the new class of shares using the historical  performance  information of the original class of shares.  When quoting  performance  information  for a new class of shares for periods prior to the first full quarter after inception, the original class'  performance will be restated to reflect the expenses of the new class and for  periods  after the first full  quarter  after  inception,  actual performance of the new class will be used.

FINANCIAL STATEMENTS

The  financial  statements  for the fiscal  year  ended  December  31,  2003 and
December 31, 2002 have been audited by  PricewaterhouseCoopers  LLP, independent accountants.  Their Independent Accountants' Report and the financial statements included in the fund's  Annual  Reports for the fiscal year ended  December  31,
2002 are incorporated herein by reference. Effective February 27, 2003, VP Prime
Money Market was no longer being offered to the public.

EXPLANATION OF FIXED-INCOME SECURITIES RATINGS

As described in the  Prospectus,  the fund invests in  fixed-income  securities.
Those investments,  however, are subject to certain credit quality restrictions, as noted in the Prospectus and in this Statement of Additional Information.  The following is a summary of the rating  categories  referenced  in the  prospectus disclosure.

RATINGS OF CORPORATE DEBT SECURITIES

STANDARD & POOR'S

AAA            This is the highest rating assigned by S&P to a debt  obligation.
               It  indicates an  extremely  strong  capacity to pay interest and repay principal.

AA             Debt rated in this  category is  considered to have a very strong capacity to pay interest and repay principal. It differs from the highest-rated obligations only in small degree.

A              Debt  rated A has a strong  capacity  to pay  interest  and repay principal,  although  it is  somewhat  more  susceptible  to  the
               adverse  effects  of  changes  in   circumstances   and  economic
               conditions than debt in higher-rated categories.

BBB            Debt rated in this  category  is  regarded  as having an adequate capacity to pay interest and repay  principal.  While it normally
               exhibits  adequate   protection   parameters,   adverse  economic
               conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated  categories.  Debt rated below
               BBB   is    regarded    as   having    significant    speculative
               characteristics.

STANDARD & POOR'S

BB             Debt rated in this category has less near-term  vulnerability  to default than other speculative  issues.  However,  it faces major ongoing uncertainties or exposure to adverse business, financial, or economic  conditions that could lead to inadequate capacity to meet timely interest and principal  payments.  The BB rating also is used for debt  subordinated to senior debt that is assigned an actual or implied BBB rating.

B              Debt rated in this category is more vulnerable to nonpayment than obligations  rated `BB',  but  currently  has the capacity to pay interest and repay principal.  Adverse  business,  financial,  or economic  conditions will likely impair the obligor's capacity or willingness to pay interest and repay principal.

CCC            Debt rated in this category is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions  to meet timely  payment of interest and  repayment of principal.  In the  event  of  adverse  business,  financial,  or economic conditions, it is not likely to have the capacity to pay interest  and repay  principal.  The CCC rating  category is also used for debt  subordinated  to senior  debt that is  assigned an actual or implied B or B- rating.

CC             Debt rated in this  category is currently  highly  vulnerable  to
               nonpayment.   This  rating  category  is  also  applied  to  debt
               subordinated to senior debt that is assigned an actual or implied
               CCC rating.

C              The rating C typically is applied to debt  subordinated to senior debt,  and  is  currently  highly  vulnerable  to  nonpayment  of interest  and  principal.  This  rating  may be used  to  cover a situation  where a bankruptcy  petition has been filed or similar action taken, but debt service payments are being continued.

D              Debt rated in this  category is in  default.  This rating is used when interest  payments or principal  repayments  are not made on the date due even if the applicable grace period has not expired, unless S&P believes  that such  payments will be made during such grace  period.  It  also  will  be  used  upon  the  filing  of a bankruptcy  petition  for the taking of a similar  action if debt service payments are jeopardized.

MOODY'S INVESTORS SERVICE, INC.

Aaa            This  is  the  highest  rating  assigned  by  Moody's  to a  debt obligation.  It  indicates an  extremely  strong  capacity to pay interest and repay principal.

Aa             Debt rated in this  category is  considered to have a very strong capacity to pay interest and repay principal and differs from Aaa issues  only  in a small  degree.  Together  with  Aaa  debt,  it comprises what are generally known as high-grade bonds.

A              Debt rated in this category  possesses many favorable  investment attributes  and is to be considered as  upper-medium-grade  debt.
               Although  capacity  to  pay  interest  and  repay  principal  are considered  adequate,  it is  somewhat  more  susceptible  to the
               adverse  effects  of  changes  in   circumstances   and  economic
               conditions than debt in higher-rated categories.

Baa            Debt rated in this category is considered  as  medium-grade  debt having an adequate  capacity to pay interest and repay principal.
               While  it  normally  exhibits  adequate  protection   parameters,
               adverse economic  conditions or changing  circumstances  are more likely to lead to a weakened  capacity to pay  interest and repay
               principal  for  debt  in  this  category  than  in   higher-rated
               categories.   Debt  rated   below  Baa  is   regarded  as  having
               significant speculative characteristics.

Ba             Debt rated Ba has less  near-term  vulnerability  to default than
               other  speculative  issues.   However,  it  faces  major  ongoing
               uncertainties  or  exposure  to adverse  business,  financial  or economic  conditions  that could lead to  inadequate  capacity to meet timely interest and principal payments. Often the protection of interest and principal payments may be very moderate.

B              Debt  rated  B  has  a  greater  vulnerability  to  default,  but
               currently  has  the  capacity  to  meet  financial   commitments.
               Assurance of interest and principal payments or of maintenance of other terms of the  contract  over any long period of time may be small.  The B rating category is also used for debt  subordinated to senior  debt that is  assigned  an actual or implied Ba or Ba3 rating.

Caa            Debt rated Caa is of poor standing,  has a currently identifiable
               vulnerability  to  default,   and  is  dependent  upon  favorable
               business,  financial  and  economic  conditions  to  meet  timely payment of interest and repayment of  principal.  In the event of adverse  business,  financial or economic  conditions,  it is not likely to have the capacity to pay interest and repay  principal.
               Such issues may be in default or there may be present elements of danger with respect to  principal or interest.  The Caa rating is also used for debt  subordinated  to senior debt that is assigned an actual or implies B or B3 rating.

Ca             Debt  rated  in this  category  represent  obligations  that  are speculative  in a high  degree.  Such debt is often in default or has other marked shortcomings.

C              This is the lowest rating  assigned by Moody's,  and debt rated C can be regarded as having  extremely  poor prospects of attaining investment standing.

FITCH, INC.

AAA            Debt rated in this category has the lowest  expectation of credit risk.  Capacity for timely  payment of financial  commitments  is exceptionally strong and highly unlikely to be adversely affected by foreseeable events.

AA             Debt rated in this category has a very low  expectation of credit risk.  Capacity for timely  payment of financial  commitments  is very  strong  and not  significantly  vulnerable  to  foreseeable events.

A              Debt rated in this category has a low expectation of credit risk.
               Capacity for timely  payment of financial  commitments is strong, but may be more  vulnerable  to  changes in  circumstances  or in economic conditions than debt rated in higher categories.

BBB            Debt rated in this category  currently has a low  expectation  of credit  risk and an  adequate  capacity  for  timely  payment  of financial commitments.  However, adverse changes in circumstances and in  economic  conditions  are  more  likely  to  impair  this capacity. This is the lowest investment grade category.

BB             Debt  rated in this  category  has a  possibility  of  developing credit  risk,  particularly  as the  result of  adverse  economic change over time. However, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B              Debt rated in this category has  significant  credit risk,  but a limited margin of safety remains. Financial commitments currently are being met, but capacity for continued  debt service  payments is contingent upon a sustained,  favorable  business and economic environment.

FITCH, INC.

CCC,CC,C       Debt  rated  in  these  categories  has a  real  possibility  for default.  Capacity  for  meeting  financial  commitments  depends
               solely   upon   sustained,   favorable   business   or   economic
               developments.  A CC rating  indicates  that  default of some kind appears probable; a C rating signals imminent default.

DDD,DD,D       The ratings of  obligations  in this  category are based on their
               prospects   for   achieving   partial  or  full   recovery  in  a
               reorganization  or  liquidation  of the obligor.  While  expected recovery  values are highly  speculative  and cannot be estimated with any precision,  the following  serve as general  guidelines.
               `DDD' obligations have the highest potential for recovery, around
               90%- 100% of  outstanding  amounts  and  accrued  interest.  `DD'
               indicates  potential  recoveries  in the range of 50%-90% and `D'
               the lowest recovery potential, i.e., below 50%. Entities rated in this category have defaulted on some or all of their obligations.

               Entities rated `DDD' have the highest  prospect for resumption of performance  or  continued  operation  with or  without  a formal reorganization process. Entities rated `DD' and `D' are generally undergoing a formal reorganization or liquidation process;  those rated  `DD' are  likely  to  satisfy  a higher  portion  of their outstanding  obligations,  while  entities  rated `D' have a poor prospect of repaying all obligations.

To provide more  detailed  indications  of credit  quality,  the Standard  &
Poor's ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.  Similarly,
Moody's adds numerical  modifiers (1,2,3) to designate  relative standing within its major bond rating categories.

COMMERCIAL PAPER RATINGS

S&P    MOODY'S   DESCRIPTION

A-1    Prime-1   This indicates that the degree of safety regarding timely payment
       (P-1)     is strong. Standard & Poor's rates those issues determined to possess extremely strong safety characteristics as A-1+.

A-2    Prime-2   Capacity for timely payment on commercial paper is satisfactory,
       (P-2)     but the relative degree of safety is not as high as for issues designated A-1. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization
                 characteristics, while still appropriated, may be more affected by external conditions. Ample alternate liquidity is maintained.

A-3    Prime-3   Satisfactory capacity for timely repayment. Issues that carry this
       (P-3)     rating are somewhat more vulnerable to the adverse changes in circumstances than obligations carrying the higher designations.
NOTE RATINGS

S&P     MOODY'S        DESCRIPTION

SP-1    MIG-1; VMIG-1  Notes are of the highest quality enjoying strong protection from established cash flows of funds for their servicing
                       or from established and broad-based access to the market
                       for refinancing, or both.

SP-2    MIG-2; VMIG-2  Notes are of high quality, with margins of protection ample, although not so large as in the preceding group.

SP-3    MIG-3; VMIG-3  Notes are of favorable quality, with all security elements accounted for, but lacking the undeniable strength of the
                       preceding grades. Market access for refinancing, in
                       particular, is likely to be less well established.

SP-4    MIG-4; VMIG-4  Notes are of adequate quality, carrying specific risk but having protection and not distinctly or predominantly
                       speculative.

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS

ANNUAL AND SEMIANNUAL REPORTS

Annual  and  semiannual  reports  contain  more  information  about  the  fund's
investments   and  the  market   conditions  and  investment   strategies   that
significantly  affected  the fund's  performance  during the most recent  fiscal period.

You can receive a free copy of the annual and  semiannual  reports,  and ask any questions about the fund or your accounts,  by contacting the insurance  company from  which  you  purchased  the fund or  American  Century  at the  address  or telephone numbers listed below.

If you own or are considering purchasing fund shares through

o an employer-sponsored retirement plan

o a bank

o a broker-dealer

o an insurance company

o another financial intermediary

you can receive the annual and semiannual reports directly from them.

You also can get  information  about the fund from the  Securities  and Exchange
Commission  (SEC).  The SEC charges a duplicating  fee to provide copies of this information.

IN PERSON                  SEC Public Reference Room
                           Washington, D.C.
                           Call 202-942-8090 for location and hours.

ON THE INTERNET            o EDGAR database at www.sec.gov
                           o By email request at publicinfo@sec.gov

BY MAIL                    SEC Public Reference Section
                           Washington, D.C. 20549-0102

Investment Company Act File No. 811-10155

AMERICAN CENTURY INVESTMENTS
P.O. Box 419786
Kansas City, Missouri 64141-6786

INVESTMENT PROFESSIONAL SERVICE REPRESENTATIVE
1-800-378-9878 or 816-531-5575

FAX
816-340-4360

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

SH-SAI-33442   0405

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.

PART C    OTHER INFORMATION

Item 23   Exhibits (all exhibits not filed herewith are being incorporated herein by reference).

     (a)  (1) Articles of Incorporation of American Century Variable  Portfolios
II, Inc., dated September 15, 2000,  (filed  electronically as Exhibit a1 to the
Initial Registration Statement of the Registrant on September 29, 2000, File No.
333-46922).

          (2) Articles Supplementary of American Century Variable Portfolios II,
Inc., dated January 4, 2001 (filed electronically as Exhibit a2 to Pre-Effective
Amendment No. 2 to the Registration  Statement of the Registrant,  on January 9,
2001, File No. 333-46922).

          (3) Articles Supplementary of American Century Variable Portfolios II,
Inc.,  dated  December  17,  2002  (filed   electronically   as  Exhibit  a3  to
Post-Effective  Amendment No. 4 to the Registration Statement of the Registrant,
on December 20, 2002, File No. 333-46922).

     (b)  By-Laws of  American  Century  Variable  Portfolios  II,  Inc.  (filed
electronically   as  Exhibit  b1  to  Pre-Effective   Amendment  No.  2  to  the
Registration  Statement  of  the  Registrant,  on  January  9,  2001,  File  No.
333-46922).

     (c) Registrant hereby incorporates by reference,  as though set forth fully herein,  Article  Fifth,  Article  Seventh  and Article  Eighth of  Registrant's
Articles of Incorporation,  appearing as Exhibit a1 to the Initial  Registration
Statement on Form N-1A of the Registrant,  and Sections 3, 4, 5, 6, 7, 8, 9, 10,
11, 22,  24,  25,  30,  31,  32, 35, 41, 42, 47, 48, 49, and 50 of  Registrant's
By-Laws appearing as Exhibit b1 to Pre-Effective Amendment No. 2 on Form N-1A of
the Registrant.

     (d)  (1)  Management  Agreement  (Investor  Class)  with  American  Century
Investment  Management,  Inc.,  dated  August 1, 1997 (filed  electronically  as
Exhibit 5 to  Post-Effective  Amendment No. 33 to the Registration  Statement of
American Century Government Income Trust, on July 31, 1997, File No. 2-99222).

          (2)  Amendment  to the  Management  Agreement  (Investor  Class)  with
American  Century  Investment  Management,  Inc.,  dated  March 31,  1998 (filed electronically  as  Exhibit  5b  to  Post-Effective  Amendment  No.  23  to  the
Registration  Statement of American  Century  Municipal Trust on March 26, 1998,
File No. 2-91229).

          (3)  Amendment  to the  Management  Agreement  (Investor  Class)  with
American  Century  Investment  Management,  Inc.,  dated  July  1,  1998  (filed electronically  as  Exhibit  d3  to  Post-Effective  Amendment  No.  39  to  the
Registration  Statement of American Century Government Income Trust, on July 28,
1999, File No. 2-99222).

          (4) Amendment No. 1 to the Management  Agreement (Investor Class) with
American Century  Investment  Management,  Inc., dated September 16, 2000 (filed electronically  as  Exhibit  d4  to  Post-Effective  Amendment  No.  30  to  the
Registration  Statement of American  Century  California  Tax-Free and Municipal
Funds on December 29, 2000, File No. 2-82734).

          (5) Amendment No. 2 to the Management  Agreement (Investor Class) with
American  Century  Investment  Management,  Inc.,  dated  August 1, 2001  (filed electronically  as  Exhibit  d5  to  Post-Effective  Amendment  No.  44  to  the
Registration  Statement of American Century  Government Income Trust on July 31,
2001, File No. 2-99222).

          (6) Amendment No. 3 to the Management  Agreement (Investor Class) with
American  Century  Investment  Management,  Inc.,  dated December 3, 2001 (filed electronically  as  Exhibit  d6  to  Post-Effective  Amendment  No.  16  to  the
Registration  Statement  of American  Century  Investment  Trust on November 30,
2001, File No. 33-65170).

          (7) Amendment No. 4 to the Management  Agreement (Investor Class) with
American  Century  Investment  Management,  Inc.,  dated  July  1,  2002  (filed electronically  as  Exhibit  d7  to  Post-Effective  Amendment  No.  17  to  the
Registration  Statement of American Century  Investment Trust, on June 28, 2002,
File No. 33-65170).

          (8) Amendment No. 5 to the Management  Agreement (Investor Class) with
American  Century  Investment  Management,  Inc., dated December 31, 2002 (filed
electronically  as  Exhibit  d8  to  Post-Effective   Amendment  No.  4  to  the
Registration  Statement  of the  Registrant,  on  December  20,  2002,  File No.
333-46922).

          (9) Management  Agreement (Class II) with American Century  Investment
Management, Inc., dated December 31, 2002 (filed electronically as Exhibit d9 to
Post-Effective  Amendment No. 4 to the Registration Statement of the Registrant,
on December 20, 2002, File No. 333-46922).

     (e)  (1) Amended and Restated Distribution  Agreement with American Century
Investment  Services,  Inc.,  dated September 3, 2002 (filed  electronically  as
Exhibit e1 to Post-Effective  Amendment No. 35 to the Registration  Statement of
American Century Municipal Trust on September 30, 2002, File No. 2-91229).

          (2) Amendment No. 1 to the Amended and Restated Distribution Agreement
with American Century Investment Services,  Inc., dated December 31, 2002 (filed
electronically  as  Exhibit  e2  to  Post-Effective   Amendment  No.  4  to  the
Registration  Statement  of the  Registrant,  on  December  20,  2002,  File No.
333-46922).

          (3) Amendment No. 2 to the Amended and Restated Distribution Agreement
with American Century  Investment  Services,  Inc., dated August 29, 2003 (filed electronically  as  Exhibit  e3  to  Post-Effective  Amendment  No.  17  to  the
Registration Statement of American Century Strategic Asset Allocations, Inc., on
August 28, 2003, File No. 33-79482).

     (f)  Not applicable.

     (g)  (1) Global  Custody  Agreement  with The Chase  Manhattan Bank and the
Twentieth Century and Benham Funds,  dated August 9, 1996 (filed  electronically as Exhibit 8 to Post-Effective Amendment No. 31 to the Registration Statement of
American  Century  Government  Income  Trust,  on  February  7,  1997,  File No.
2-99222).

          (2) Amendment to Global  Custody  Agreement  with The Chase  Manhattan
Bank and the Twentieth  Century and Benham Funds,  dated December 9, 2000 (filed
electronically   as  Exhibit  g2  to  Pre-Effective   Amendment  No.  2  to  the
Registration  Statement  of  the  Registrant,  on  January  9,  2001,  File  No.
333-46922).

          (3)  Master  Agreement  with  American  Century  Services  Corporation
(formerly  known as Twentieth  Century  Services,  Inc.) and Commerce Bank, N.A.
dated  January 22, 1997 (filed  electronically  as Exhibit 8e to  Post-Effective
Amendment No. 76 to the Registration Statement of American Century Mutual Funds,
Inc., on February 28, 1997, File No. 33-14213).

     (h)  (1)  Transfer  Agency   Agreement  with  American   Century   Services
Corporation,  dated  August  1,  1997  (filed  electronically  as  Exhibit  9 to
Post-Effective  Amendment  No.  33 to the  Registration  Statement  of  American
Century Government Income Trust on July 31, 1997, File No. 2-99222).

          (2) Amendment  No. 1 to the Transfer  Agency  Agreement  with American
Century  Services  Corporation,  dated June 29,  1998 (filed  electronically  as
Exhibit 9b to Post-Effective  Amendment No. 23 to the Registration  Statement of
American Century Quantitative Equity Funds on June 29, 1998, File No. 33-19589).

          (3) Amendment  No. 2 to the Transfer  Agency  Agreement  with American
Century Services  Corporation,  dated November 20, 2000 (filed electronically as
Exhibit h4 to Post-Effective  Amendment No. 30 to the Registration  Statement of
the Registrant on December 29, 2000, File No. 2-82734).

          (4) Amendment  No. 3 to the Transfer  Agency  Agreement  with American
Century  Services  Corporation,  dated August 1, 2001 (filed  electronically  as
Exhibit h5 to Post-Effective  Amendment No. 44 to the Registration  Statement of
American Century Government Income Trust, on July 31, 2001, File No. 2-99222).

          (5) Amendment  No. 4 to the Transfer  Agency  Agreement  with American
Century Services  Corporation,  dated December 3, 2001 (filed  electronically as
Exhibit h6 to Post-Effective  Amendment No. 16 to the Registration  Statement of
American Century Investment Trust on November 30, 2001, File No. 33-65170).

          (6) Amendment  No. 5 to the Transfer  Agency  Agreement  with American
Century  Services  Corporation,  dated  July 1, 2002  (filed  electronically  as
Exhibit h6 to Post-Effective  Amendment No. 17 to the Registration  Statement of
American Century Investment Trust on June 28, 2002, File No. 33-65170).

          (7) Amendment  No. 6 to the Transfer  Agency  Agreement  with American
Century Services  Corporation,  dated September 3, 2002 (filed electronically as
Exhibit h9 to Post-Effective  Amendment No. 35 to the Registration  Statement of
American Century Municipal Trust on September 30, 2002, File No. 2-91229).

          (8) Amendment  No. 7 to the Transfer  Agency  Agreement  with American
Century Services  Corporation,  dated December 31, 2002 (filed electronically as
Exhibit h8 to  Post-Effective  Amendment No. 4 to the Registration  Statement of
the Registrant on December 20, 2002, File No. 333-46922).

          (9) Credit  Agreement  with  JPMorgan  Chase Bank,  as  Administrative
Agent,  dated  December  17,  2003  (filed   electronically  as  Exhibit  h9  to
Post-Effective  Amendment  No.  39 to the  Registration  Statement  of  American
Century Target Maturities Trust, on January 30, 2004, File No. 2-94608).

          (10) Customer  Identification Program Reliance Agreement dated October
1, 2003 (filed electronically as Exhibit e10 to Post-Effective  Amendment No. 40
to the Registration  Statement of American Century  Municipal Trust on September
30, 2003, File No. 2-91229).

     (i)  Opinion and Consent of Counsel (to be filed by amendment).

     (j)  (1) Consent of PricewaterhouseCoopers LLP (to be filed by amendment).

          (2) Power of Attorney dated  September 12, 2002 (filed  electronically as Exhibit j4 to Post-Effective  Amendment No. 35 to the Registration  Statement
of American Century Municipal Trust on September 30, 2002, File No. 2-91229).

          (3) Power of Attorney dated December 17, 2002 (filed electronically as
Exhibit j3 to  Post-Effective  Amendment No. 4 to the Registration  Statement of
the Registrant, on December 20, 2002, File No. 333-46922).

          (4)   Secretary's   Certificate   dated   September  12,  2002  (filed
electronically  as  Exhibit  j5  to  Post-Effective  Amendment  No.  35  to  the
Registration  Statement of American  Century  Municipal  Trust on September  30,
2002, File No. 2-91229).

     (k)  Not applicable.

     (l)  Not applicable.

     (m)  (1) Class II Master  Distribution  Plan dated May 18,  2001  (filed as
Exhibit m1 to Post-Effective  Amendment No. 32 to the Registration  Statement of
American Century Variable Portfolios Inc., on July 16, 2001, File No. 33-14567).

          (2)  Amendment  No. 1 to  Class  II  Master  Distribution  Plan  dated
December  31,  2002  (filed  electronically  as  Exhibit  m2  to  Post-Effective
Amendment No. 4 to the Registration Statement of the Registrant, on December 20,
2002, File No. 333-46922).

     (n) Multiple Class Plan of American Century  Variable  Portfolios II, Inc.,
dated  December 31, 2002 (filed  electronically  as Exhibit n to  Post-Effective
Amendment No. 4 to the Registration Statement of the Registrant, on December 20,
2002, File No. 333-46922).

     (o)  Not applicable.

     (p) American Century  Investments Code of Ethics (filed  electronically  as
Exhibit p to  Post-Effective  Amendment No. 35 to the Registration  Statement of
California Tax-Free and Municipal Funds on December 17, 2002, File No. 2-82734).

Item 24.   Persons Controlled by or Under Common Control with Registrant - None.

Item 25.  Indemnification

     The  Registrant  is a Maryland  corporation.  Section 2-418 of the Maryland
General Corporation Law allows a Maryland corporation to indemnify its officers, directors, employees and agents to the extent provided in such statute.

     Article IX of the  Registrant's  Articles of  Incorporation,  requires  the indemnification  of the  Registrant's  directors  and  officers  to  the  extent permitted  by  Section  2-418  of the  Maryland  General  Corporation  Law,  the
Investment Company Act of 1940 and all other applicable laws.

     The Registrant has purchased an insurance  policy insuring its officers and directors  against  certain  liabilities  which such  officers and directors may incur  while  acting  in such  capacities  and  providing  reimbursement  to the
Registrant for sums which it may be permitted or required to pay to its officers and directors by way of  indemnification  against such  liabilities,  subject in either case to clauses respecting deductibility and participation.

Item 26. Business and Other Connections of Investment Advisor.

American Century Investment Management,  Inc., the investment manager to each of the Registrant's  Funds, is engaged in the business of managing  investments for deferred compensation plans and other institutional investors.

Item 27.  Principal Underwriter.

I.  (a)  American  Century  Investment  Services,   Inc.  (ACIS)  acts  as
principal underwriter for the following investment companies:

American Century California Tax-Free and Municipal Funds
American Century Capital Portfolios, Inc.
American Century Government Income Trust
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Mutual Funds, Inc.
American Century Quantitative Equity Funds
American Century Strategic Asset Allocations, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios, Inc.
American Century Variable Portfolios II, Inc.
American Century World Mutual Funds, Inc.

     ACIS is  registered  with  the  Securities  and  Exchange  Commission  as a broker-dealer and is a member of the National Association of Securities Dealers.
ACIS is located at 4500 Main Street,  Kansas  City,  Missouri  64111.  ACIS is a
wholly-owned subsidiary of American Century Companies, Inc.

     (b)  The following is a list of the executive officers and partners of ACIS:

Name and Principal          Positions and Offices         Positions and Offices
Business Address*             with Underwriter              with Registrant
--------------------------------------------------------------------------------
James E. Stowers, Jr.       Co-Chairman and Director             none

James E. Stowers III        Co-Chairman and Director             none

William M. Lyons            President, Chief Executive        President,
                            Officer and Director              Chairman and
                                                              Director

Robert T. Jackson           Executive Vice President          Executive Vice
                            Chief Financial Officer           President
                            and Chief Accounting Officer

Joseph Greene               Senior Vice President                none

Brian Jeter                 Senior Vice President                none

Mark Killen                 Senior Vice President                none

Dave Larrabee               Senior Vice President                none

Barry Mayhew                Senior Vice President                none

David C. Tucker             Senior Vice President             Senior Vice
                            and General Counsel               President
                                                              and General Counsel

* All addresses are 4500 Main Street, Kansas City, Missouri 64111

     (c)  Not applicable.

Item 28.  Location of Accounts and Records.

     All  accounts,  books and other  documents  required  to be  maintained  by
Section 31(a) of the 1940 Act, and the rules promulgated thereunder,  are in the possession of Registrant,  American  Century  Services  Corporation and American
Century Investment Management, Inc., all located at American Century Tower, 4500
Main Street, Kansas City, Missouri 64111.

Item 29.  Management Services - Not applicable.

Item 30.  Undertakings - Not applicable.

                                   SIGNATURES

Pursuant  to the  requirements  of the  Investment  Company  Act  of  1940,  the
Registrant  has  duly  caused  this  Post-Effective  Amendment  No.  6  to  this
Registration  Statement  to be signed on its  behalf  by the  undersigned,  duly authorized,  in the City of Kansas City, and State of Missouri,  on the 17th day
of February, 2004.

                           American Century Variable Portfolios II, Inc.
                           (Registrant)

                           By: /*/ William M. Lyons
                           ------------------------------------------
                           President and Principal Executive Officer

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Post-Effective Amendment No. 6 has been signed below by the following persons in the capacities and on the dates indicated.

Signature                             Title                    Date

*William M. Lyons                Chairman of the Board,    February 17, 2004
                                 President and
-------------------------        Principal Executive
William M. Lyons                 Officer

*Maryanne Roepke                 Senior Vice President,    February 17, 2004
-------------------------        Treasurer and Chief
Maryanne Roepke                  Accounting Officer

*Albert A. Eisenstat             Director                  February 17, 2004
-------------------------
Albert A. Eisenstat

*Ronald J. Gilson                Director                  February 17, 2004
-------------------------
Ronald J. Gilson

*Kathryn A. Hall                 Director                  February 17, 2004
-------------------------
Kathryn A. Hall

*Myron S. Scholes                Director                  February 17, 2004
-------------------------
Myron S. Scholes

*Kenneth E. Scott                Director                  February 17, 2004
-------------------------
Kenneth E. Scott

*John B. Shoven                  Director                  February 17, 2004
-------------------------
John B. Shoven

*Jeanne D. Wohlers               Director                  February 17, 2004
-------------------------
Jeanne D. Wohlers

/s/ Charles A. Etherington
---------------------------------
*by Charles A. Etherington, Attorney in Fact
(pursuant to a Power of Attorney dated September 12, 2002).